UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Core Focus Fixed Income Portfolio

July 31, 2011

Principal Amount (U.S. $)	Value (U.S. $)
Agency Asset-Backed Security – 0.33%		
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$19,257	$20,119
Total Agency Asset-Backed Security (cost $19,070)		20,119
Agency Collateralized Mortgage Obligation – 1.42%		
•Freddie Mac REMIC Series 3800 AF 0.687% 2/15/41	86,245	86,235
Total Agency Collateralized Mortgage Obligation (cost $86,391)		86,235
Agency Mortgage-Backed Securities – 27.45%		
Fannie Mae S.F. 15 yr		
4.00% 11/1/25	160,885	169,411
4.50% 8/1/19	5,798	6,218
5.00% 1/1/20	4,817	5,211
5.00% 6/1/20	1,183	1,280
5.00% 2/1/21	4,709	5,082
Fannie Mae S.F. 15 yr TBA		
3.50% 9/1/26	180,000	184,472
4.00% 9/1/26	60,000	62,700
4.50% 9/1/26	140,000	148,466
Fannie Mae S.F. 30 yr		
6.00% 10/1/35	14,025	15,556
6.00% 9/1/38	59,252	65,237
6.00% 3/1/39	18,542	20,450
Fannie Mae S.F. 30 yr TBA		
4.00% 9/1/41	120,000	121,463
5.50% 9/1/41	110,000	118,920
6.00% 9/1/41	480,000	526,630
6.50% 8/1/41	70,000	77,722
Freddie Mac S.F. 15 yr 5.50% 7/1/24	132,886	143,983
Total Agency Mortgage-Backed Securities (cost $1,663,667)		1,672,801
Commercial Mortgage-Backed Securities – 5.08%		
•Bank of America Merrill Lynch Commercial Mortgage		
Series 2004-3 A5 5.73% 6/10/39	13,924	15,057
Series 2005-6 A4 5.368% 9/10/47	35,000	38,468
Bear Stearns Commercial Mortgage Securities		
•Series 2006-PW12 A4 5.903% 9/11/38	20,000	22,207
Series 2007-PW15 A4 5.331% 2/11/44	30,000	31,596
•◆Commercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	25,000	27,183
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.598% 2/15/39	27,155	28,587
Goldman Sachs Mortgage Securities II		
Series 2004-GG2 A3 4.602% 8/10/38	5,578	5,576
Series 2005-GG4 A4 4.761% 7/10/39	35,000	37,213
Series 2005-GG4 A4A 4.751% 7/10/39	25,000	26,686
•JPMorgan Chase Commercial Mortgage Securities		
Series 2005-LDP3 A4A 4.936% 8/15/42	25,000	27,024
Series 2005-LDP5 A4 5.373% 12/15/44	20,000	21,913
•Morgan Stanley Capital I Series 2007-T27 A4 5.795% 6/11/42	25,000	27,756
Total Commercial Mortgage-Backed Securities (cost $267,887)		309,266
Corporate Bonds – 27.25%		
Banking – 7.21%		
Abbey National Treasury Services 4.00% 4/27/16	15,000	14,706
#Bank Nederlandse Gemeenten 144A		
1.75% 10/6/15	10,000	10,091
*4.375% 2/16/21	15,000	15,980
Capital One Financial 4.75% 7/15/21	25,000	25,320
City National 5.25% 9/15/20	10,000	10,458
Fifth Third Bancorp 3.625% 1/25/16	15,000	15,394
Goldman Sachs Group		
5.25% 7/27/21	10,000	10,228
5.375% 3/15/20	10,000	10,388
JPMorgan Chase 5.60% 7/15/41	20,000	20,256
JPMorgan Chase Capital XXV 6.80% 10/1/37	26,000	26,438
KeyCorp 5.10% 3/24/21	20,000	20,964
PNC Funding 5.625% 2/1/17	63,000	70,096
*Santander Holdings USA 4.625% 4/19/16	5,000	5,171
SunTrust Banks 3.60% 4/15/16	5,000	5,136
SVB Financial Group 5.375% 9/15/20	15,000	15,488
•USB Capital IX 3.50% 10/29/49	123,000	100,705
Wachovia		
•0.619% 10/15/16	5,000	4,678
5.25% 8/1/14	5,000	5,413
5.625% 10/15/16	35,000	38,887

Wells Fargo 4.60% 4/1/21	5,000	5,215
•Wells Fargo Capital XIII 7.70% 12/29/49	8,000	8,290
		439,302
Basic Industry – 1.80%		
Alcoa 6.75% 7/15/18	10,000	11,421
ArcelorMittal		
5.50% 3/1/21	5,000	5,132
9.85% 6/1/19	5,000	6,517
#Barrick North America Finance 144A 5.70% 5/30/41	10,000	10,318
Dow Chemical		
4.25% 11/15/20	10,000	10,283
8.55% 5/15/19	5,000	6,615
duPont (E.I.) deNemours 4.25% 4/1/21	20,000	21,341
*International Paper 9.375% 5/15/19	10,000	13,241
Lubrizol 5.50% 10/1/14	5,000	5,636
Teck Resources		
4.75% 1/15/22	15,000	15,694
9.75% 5/15/14	3,000	3,659
		109,857
Brokerage – 0.62%		
Jefferies Group		
6.25% 1/15/36	5,000	4,823
6.45% 6/8/27	19,000	19,296
Lazard Group 6.85% 6/15/17	12,000	13,483
		37,602
Capital Goods – 0.18%		
Republic Services		
4.75% 5/15/23	5,000	5,169
5.25% 11/15/21	5,000	5,458
		10,627
Communications – 2.76%		
AT&T 4.45% 5/15/21	15,000	15,893
#Crown Castle Towers 144A 4.883% 8/15/20	40,000	41,353
Discovery Communications 4.375% 6/15/21	15,000	15,494
#NBC Universal 144A 4.375% 4/1/21	15,000	15,364
Qwest 8.375% 5/1/16	20,000	23,800
Telefonica Emisiones 5.462% 2/16/21	5,000	5,023
Time Warner Cable 8.25% 4/1/19	10,000	12,835
Verizon Communications 4.60% 4/1/21	25,000	26,922
#Vivendi 144A 6.625% 4/4/18	10,000	11,505
		168,189
Consumer Cyclical – 0.71%		
CVS Caremark 5.75% 5/15/41	10,000	10,451
Historic TW 6.875% 6/15/18	10,000	12,004
Time Warner 4.75% 3/29/21	20,000	21,063
		43,518
Consumer Non-Cyclical – 3.41%		
Amgen		
3.45% 10/1/20	5,000	4,931
4.10% 6/15/21	30,000	30,864
Bio-Rad Laboratories 4.875% 12/15/20	5,000	5,176
CareFusion 6.375% 8/1/19	10,000	11,613
Celgene 3.95% 10/15/20	10,000	10,055
Covidien International Finance 4.20% 6/15/20	10,000	10,500
Express Scripts 3.125% 5/15/16	10,000	10,228
Hospira 6.40% 5/15/15	10,000	11,494
Kraft Foods 6.125% 8/23/18	10,000	11,835
McKesson 4.75% 3/1/21	40,000	43,570
Medco Health Solutions 4.125% 9/15/20	5,000	4,969
Quest Diagnostics 4.70% 4/1/21	20,000	21,230
Whirlpool 4.85% 6/15/21	10,000	10,213
#Woolworths 144A		
3.15% 4/12/16	10,000	10,329
4.55% 4/12/21	10,000	10,497
		207,504
Electric – 2.29%		
Ameren Illinois 9.75% 11/15/18	60,000	80,353
#American Transmission Systems 144A 5.25% 1/15/22	10,000	10,900
CenterPoint Energy 5.95% 2/1/17	5,000	5,725
Duke Energy Carolinas 3.90% 6/15/21	5,000	5,196
Great Plains Energy 4.85% 6/1/21	10,000	10,373
Pennsylvania Electric 5.20% 4/1/20	10,000	10,887
Southern California Edison 5.50% 8/15/18	5,000	5,812
•Wisconsin Energy 6.25% 5/15/67	10,000	10,092
		139,338
Energy – 1.65%		
Noble Energy 8.25% 3/1/19	5,000	6,558
Noble Holding International 4.625% 3/1/21	15,000	15,827
Petrobras International Finance		
5.375% 1/27/21	10,000	10,701
5.875% 3/1/18	5,000	5,592
Pride International 6.875% 8/15/20	15,000	18,080
Transocean 6.50% 11/15/20	15,000	17,631

Weatherford Bermuda 9.625% 3/1/19	10,000	13,406
#Woodside Finance 144A 8.75% 3/1/19	10,000	12,951
		100,746
Finance Companies – 0.68%		
General Electric Capital		
4.375% 9/16/20	30,000	30,535
5.30% 2/11/21	10,000	10,679
		41,214
Insurance – 1.09%		
•Chubb 6.375% 3/29/67	5,000	5,188
#Highmark 144A 4.75% 5/15/21	10,000	10,221
MetLife 6.40% 12/15/36	40,000	39,841
Prudential Financial		
3.875% 1/14/15	5,000	5,301
6.00% 12/1/17	5,000	5,761
		66,312
Natural Gas – 1.29%		
Energy Transfer Partners 4.65% 6/1/21	10,000	10,016
Enterprise Products Operating 9.75% 1/31/14	10,000	12,003
Kinder Morgan Energy Partners 9.00% 2/1/19	5,000	6,549
NiSource Finance		
6.40% 3/15/18	5,000	5,777
6.80% 1/15/19	5,000	5,941
Plains All American Pipeline 8.75% 5/1/19	5,000	6,460
Sempra Energy 6.15% 6/15/18	10,000	11,619
#Southern Natural Gas 144A 4.40% 6/15/21	5,000	5,104
•TransCanada Pipelines 6.35% 5/15/67	15,000	15,384
		78,853
Real Estate – 1.31%		
Brandywine Operating Partnership 4.95% 4/15/18	10,000	10,393
Digital Realty Trust		
5.25% 3/15/21	10,000	10,236
5.875% 2/1/20	5,000	5,390
Health Care REIT 5.25% 1/15/22	20,000	20,768
Regency Centers 5.875% 6/15/17	7,000	7,909
UDR 4.25% 6/1/18	5,000	5,086
Ventas Realty 4.75% 6/1/21	10,000	10,174
#WEA Finance 144A 4.625% 5/10/21	10,000	10,115
		80,071
Technology – 1.49%		
Applied Materials 4.30% 6/15/21	30,000	31,404
Hewlett-Packard 4.30% 6/1/21	15,000	15,852
National Semiconductor 6.60% 6/15/17	10,000	12,065
#Seagate Technology International 144A 10.00% 5/1/14	5,000	5,775
Xerox 4.50% 5/15/21	25,000	25,802
		90,898
Transportation – 0.76%		
Burlington Northern Santa Fe 4.10% 6/1/21	15,000	15,405
CSX 4.25% 6/1/21	20,000	20,734
Ryder System 3.50% 6/1/17	10,000	10,318
		46,457
Total Corporate Bonds (cost $1,570,947)		**1,660,488**
Municipal Bond – 3.02%		
Massachusetts Development Finance Agency Revenue (Harvard University) Series B-1 5.00% 10/15/40	175,000	184,158
Total Municipal Bond (cost $182,979)		**184,158**
Non-Agency Asset-Backed Securities – 3.70%		
CNH Equipment Trust Series 2010-A A4 2.49% 1/15/16	45,000	46,132
#Great America Leasing Receivables Series 2011-1 A3 144A 1.69% 2/15/14	25,000	25,202
John Deere Owner Trust		
Series 2009-A A4 3.96% 5/16/16	45,000	46,166
Series 2010-A A4 2.13% 10/17/16	30,000	30,722
Series 2011-A A4 1.96% 4/16/18	10,000	10,230
•Merrill Auto Trust Securitization Series 2007-1 A4 0.25% 12/15/13	5,690	5,689
Mid-State Trust Series 11 A1 4.864% 7/15/38	11,633	11,574
#Navistar Financial Owner Trust Series 2010-B A3 144A 1.08% 3/18/14	50,000	50,016
Total Non-Agency Asset-Backed Securities (cost $223,778)		**225,731**
Non-Agency Collateralized Mortgage Obligations – 1.27%		
#◆Countrywide Home Loan Mortgage Pass Through Trust Series 2005-R2 2A4 144A 8.50% 6/25/35	64,338	68,631
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	8,678	8,629
Total Non-Agency Collateralized Mortgage Obligations (cost $75,352)		**77,260**
Regional Bonds – 0.67%∆		
Canada – 0.67%		
New Brunswick Province 2.75% 6/15/18	10,000	10,109
Ontario Province		
2.30% 5/10/16	15,000	15,352
3.00% 7/16/18	15,000	15,278
Total Regional Bonds (cost $39,989)		**40,739**
Sovereign Bonds – 0.85%∆		
Norway – 0.69%		
Eksportfinans

2.375% 5/25/16	10,000	10,225
3.00% 11/17/14	30,000	31,711
		41,936
Sweden – 0.16%		
Svensk Exportkredit 2.125% 7/13/16	10,000	10,123
		10,123
Total Sovereign Bonds (cost $50,180)		**52,059**
U.S. Treasury Obligations – 29.51%		
U.S Treasury Bond 3.125% 5/15/21	825,000	847,683
U.S. Treasury Notes		
*0.375% 6/30/13	25,000	25,014
0.625% 7/15/14	260,000	260,610
*1.50% 6/30/16	660,000	665,159
Total U.S. Treasury Obligations (cost $1,770,962)		**1,798,466**
	Number of Shares	
Preferred Stock – 0.39%		
Alabama Power 5.625%	620	15,500
•PNC Bank 8.25%	8,000	8,578
Total Preferred Stock (cost $21,581)		**24,078**
	Principal Amount (U.S. $)	
Short-Term Investments – 18.15%		
≠Discount Notes – 10.50%		
Federal Home Loan Bank		
0.006% 8/3/11	$55,139	55,138
0.01% 8/11/11	132,364	132,363
0.015% 9/1/11	10,309	10,308
0.02% 9/20/11	20,618	20,615
0.04% 11/2/11	20,618	20,611
0.05% 8/6/11	331,550	331,551
Freddie Mac		
0.001% 8/15/11	650	650
0.05% 11/2/11	68,304	68,283
		639,519
Repurchase Agreement – 1.86%		
BNP Paribas 0.14%, dated 7/29/11, to be repurchased on 8/1/11, repurchase price $113,452 (collateralized by U.S. government obligations 3.875% 4/15/29; market value $115,720)	113,450	113,451
		113,451
≠U.S. Treasury Obligations – 5.79%		
U.S. Treasury Bills		
0.002% 8/11/11	192,706	192,692
0.037% 8/4/11	160,069	160,066
		352,758
Total Short-Term Investments (cost $1,105,765)		**1,105,728**
Total Value of Securities Before Securities Lending Collateral – 119.09% (cost $7,078,548)		**7,257,128**
	Number of Shares	
Securities Lending Collateral – 6.24%**		
Investment Companies		
BNY Mellon SL DBT II Liquidating Fund	24,156	23,313
Delaware Investments Collateral Fund No.1	356,759	356,759
@†Mellon GSL Reinvestment Trust II	41,609	0
Total Securities Lending Collateral (cost $422,524)		**380,072**
Total Value of Securities – 125.33% (cost $7,501,072)		**7,637,200⅄**
Obligation to Return Securities Lending Collateral – (6.93%)**		**(422,524)**
Other Liabilities Net of Receivables and Other Assets – (18.40%)⌘		**(1,120,879)**
Net Assets Applicable to 638,671 Shares Outstanding – 100.00%		**$6,093,797**

•Variable rate security. The rate shown is the rate as of July 31, 2011. Interest rates reset periodically.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2011, the aggregate amount of Rule 144A securities was $332,981, which represented 5.46% of the Portfolio's net assets. See Note 5 in "Notes."
*Fully or partially on loan.
ΔSecurities have been classified by country of origin.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes."
@Illiquid security. At July 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Portfolio's net assets. See Note 5 in "Notes."
†Non income producing security.
⅄Includes $1,418,897 of securities loaned.
⌘Of this amount, $1,713,656 represents payable for securities purchased and $514,858 represents receivable for securities sold as of July 31, 2011.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The Core Focus Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 29, 2011.

To Be Announced Trades – The Portfolio may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Portfolio’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Portfolio to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Portfolio on such purchases until the securities are delivered; however the market value may change prior to delivery.

Mortgage Dollar Rolls – The Portfolio may enter into mortgage “dollar rolls” in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions that constitute the dollar roll can be executed at the same price, with the Portfolio being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment by the Portfolio to buy a security. The Portfolio accounts for mortgage-dollar-roll transactions as purchases and sales. These transactions may increase the Portfolios' portfolio turnover rate.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$7,501,981
Aggregate unrealized appreciation	$181,457
Aggregate unrealized depreciation	(46,238)
Net unrealized appreciation	$135,219

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $520,341 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$2,391,412	$-	$2,391,412
Corporate Debt	-	1,660,488	-	1,660,488
Foreign Debt	-	92,798	-	92,798
Municipal Bond	-	184,158	-	184,158
Preferred Stock	15,500	8,578	-	24,078
U.S. Treasury Obligations	-	1,798,466	-	1,798,466
Short-Term Investments	113,451	992,277	-	1,105,728
Securities Lending Collateral	-	380,072	-	380,072
Total	$128,951	$7,508,249	$-	$7,637,200

Swap Contract	$-	$(30)	$-	$(30)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-	Securities
	Backed	Lending
	Securities	Collateral	Total
Balance as of 10/31/10	$100,500	$2,266	$102,766
Sales	(100,309)	(2,218)	(102,527)
Net realized gain	309	-	309
Net change in unrealized
appreciation/depreciation	(500)	(48)	(548)
Balance as of 7/31/11	$-	$-	$-

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/11	$-	$(2,151)	$(2,151)

During the period ended July 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Swap Contracts – The Portfolio enters into CDS contracts in the normal course of pursuing its investment objective. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended July 31, 2011, the Portfolio entered into CDS contracts as a seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended July 31, 2011, the Portfolio did not enter into any contracts as a purchaser of protection. At July 31, 2011, the net unrealized depreciation of CDS contracts was $30. If a credit event had occurred for all swap transactions where collateral posting was required as of July 31, 2011, the swaps’ credit-risk-related contingent features would have been triggered and the Portfolio would have been required to pay $15,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the schedule of investments, at July 31, 2011, the notional value of the protection sold was $15,000, which reflects the maximum potential amount the Portfolio would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. At July 31, 2011, the net unrealized depreciation of the protection sold was $30.

CDS contracts may involve greater risks than if the Portfolio had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected is as of the date of this report and generally similar to the volume of derivative activity for the period ended July 31, 2011.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2011, the value of securities on loan was $1,418,897, for which the Portfolio received collateral, comprised of non-cash collateral valued at $297,634, and cash collateral of $422,524. At July 31, 2011, the value of invested collateral was $380,072. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified in the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Core Plus Fixed Income Portfolio

July 31, 2011

Principal Amount°	Value (U.S. $)
Agency Asset-Backed Securities – 0.28%			
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	134,798	$140,832
Total Agency Asset-Backed Securities (cost $133,708)			140,832
Agency Collateralized Mortgage Obligations – 3.18%			
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		12,553	15,303
Fannie Mae REMICs			
Series 2002-90 A1 6.50% 6/25/42		20,898	24,133
Series 2002-90 A2 6.50% 11/25/42		49,987	57,376
Series 2003-122 AJ 4.50% 2/25/28		53,703	55,467
Fannie Mae Whole Loan Series 2004-W11 1A2 6.50% 5/25/44		50,455	56,677
Freddie Mac REMICs			
Series 1730 Z 7.00% 5/15/24		130,822	150,132
Series 2326 ZQ 6.50% 6/15/31		121,151	139,672
Series 2662 MA 4.50% 10/15/31		37,951	39,159
Series 3022 MB 5.00% 12/15/28		111,641	114,048
Series 3123 HT 5.00% 3/15/26		270,000	296,084
Series 3131 MC 5.50% 4/15/33		335,000	366,120
Series 3656 PM 5.00% 4/15/40		125,000	135,274
GNMA Series 2010-113 KE 4.50% 9/20/40		125,000	130,094
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		40,000	40,823
Total Agency Collateralized Mortgage Obligations (cost $1,488,999)			1,620,362
Agency Mortgage-Backed Securities – 14.41%			
Fannie Mae 6.50% 8/1/17		25,272	27,657
•Fannie Mae ARM			
2.499% 8/1/34		66,950	70,396
2.538% 4/1/36		63,750	67,158
4.961% 3/1/38		128,923	137,368
Fannie Mae Relocation 30 yr			
5.00% 11/1/33		17,042	18,035
5.00% 11/1/34		46,303	49,002
5.00% 10/1/35		78,054	82,604
5.00% 1/1/36		122,515	129,657
Pool 763656 5.00% 1/1/34		17,846	18,886
Pool 763742 5.00% 1/1/34		7,472	7,908
Fannie Mae S.F. 15 yr			
4.00% 7/1/25		119,442	125,380
4.00% 8/1/25		163,402	171,525
4.00% 11/1/25		175,081	184,359
4.50% 1/1/20		23,400	25,093
5.00% 7/1/14		2,353	2,527
5.00% 12/1/16		3,422	3,693
5.00% 5/1/20		28,791	31,146
5.00% 7/1/20		8,476	9,170
5.00% 5/1/21		6,706	7,255
5.50% 5/1/20		733	797
5.50% 6/1/23		190,851	206,896
6.00% 8/1/22		106,440	115,937
Fannie Mae S.F. 15 yr TBA			
3.50% 9/1/26		500,000	512,422
4.50% 9/1/26		855,000	906,701
Fannie Mae S.F. 20 yr 5.50% 8/1/28		278,461	302,727
Fannie Mae S.F. 30 yr			
5.00% 3/1/34		18,095	19,422
5.00% 5/1/35		28,876	30,975
5.00% 6/1/35		12,719	13,643
5.00% 7/1/35		44,218	47,431
5.00% 12/1/37		43,373	46,389
5.00% 2/1/38		33,464	35,765
5.00% 6/1/35		35,930	38,586
7.00% 12/1/33		21,665	25,129
7.00% 5/1/35		3,912	4,515
7.00% 6/1/35		6,283	7,251
7.00% 12/1/37		71,489	82,521
7.50% 6/1/31		2,738	3,217
7.50% 6/1/34		37,045	43,427
Pool 808130 5.00% 3/1/35		30,293	32,494
Pool 814334 5.00% 3/1/35		16,754	17,976
Fannie Mae S.F. 30 yr TBA			
4.00% 9/1/41		730,000	738,897
5.50% 9/1/41		900,000	972,984
6.00% 9/1/41		1,460,000	1,601,838
•Freddie Mac ARM 2.822% 4/1/34		5,607	5,901
Freddie Mac Relocation 30 yr 5.00% 9/1/33		12,938	13,706

Freddie Mac S.F. 30 yr 7.00% 11/1/33		2,816	3,274
GNMA I S.F. 30 yr			
7.00% 12/15/34		301,288	345,087
7.50% 1/15/30		1,461	1,721
7.50% 12/15/31		674	794
7.50% 2/15/32		643	757
Total Agency Mortgage-Backed Securities (cost $7,189,192)			7,347,999
Commercial Mortgage-Backed Securities – 5.96%			
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		95,000	101,937
•Bank of America Merrill Lynch Commercial Mortgage Series 2005-1 A5 5.33% 11/10/42		55,000	59,967
Bear Stearns Commercial Mortgage Securities			
•Series 2005-T20 A4A 5.295% 10/12/42		30,000	32,975
•Series 2006-PW12 A4 5.903% 9/11/38		45,000	49,966
Series 2007-PW15 A4 5.331% 2/11/44		270,000	284,366
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44		100,000	102,691
◆Commercial Mortgage Pass Through Certificates			
•Series 2005-C6 A5A 5.116% 6/10/44		160,000	173,973
Series 2006-C7 A2 5.69% 6/10/46		21,745	21,735
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.598% 2/15/39		153,879	161,992
Goldman Sachs Mortgage Securities II			
*•Series 2004-GG2 A6 5.396% 8/10/38		175,000	188,745
Series 2005-GG4 A4 4.761% 7/10/39		250,000	265,810
Series 2005-GG4 A4A 4.751% 7/10/39		140,000	149,440
•Series 2006-GG6 A4 5.553% 4/10/38		155,000	168,523
#Series 2010-C1 A2 144A 4.592% 8/10/43		100,000	102,092
•#Series 2010-C1 C 144A 5.635% 8/10/43		200,000	187,352
•JPMorgan Chase Commercial Mortgage Securities			
Series 2005-LDP4 A4 4.918% 10/15/42		65,000	70,364
Series 2005-LDP5 A4 5.373% 12/15/44		55,000	60,260
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31		95,000	100,414
•Morgan Stanley Capital I Series 2007-T27 A4 5.795% 6/11/42		335,000	371,926
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.695% 2/15/33		100,000	99,760
•#Nationslink Funding Series 1998-2 F 144A 7.105% 8/20/30		25,559	27,110
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45		100,000	106,139
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36		80,000	87,930
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44		65,000	65,486
Total Commercial Mortgage-Backed Securities (cost $2,734,589)			3,040,953
Convertible Bonds – 0.54%			
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37		120,000	115,950
Linear Technology 3.00% exercise price $44.11, expiration date 5/1/27		125,000	130,312
Transocean 1.50% exercise price $166.65, expiration date 12/15/37		30,000	30,038
Total Convertible Bonds (cost $248,371)			276,300
Corporate Bonds – 46.41%			
Banking – 8.13%			
Abbey National Treasury Services 4.00% 4/27/16		60,000	58,823
*#Bank Nederlandse Gemeenten 144A 4.375% 2/16/21		164,000	174,719
BB&T 5.25% 11/1/19		322,000	345,844
•Bear Stearns 5.44% 12/7/12	AUD	110,000	119,838
Capital One Financial 4.75% 7/15/21	USD	50,000	50,641
City National 5.25% 9/15/20		80,000	83,663
@#CoBank 144A 7.875% 4/16/18		250,000	295,508
#Export-Import Bank of Korea 144A 5.25% 2/10/14		320,000	345,759
Fifth Third Bancorp 3.625% 1/25/16		110,000	112,893
•Fifth Third Capital Trust IV 6.50% 4/15/37		35,000	34,300
Goldman Sachs Group			
5.25% 7/27/21		70,000	71,594
5.375% 3/15/20		30,000	31,165
JPMorgan Chase 5.60% 7/15/41		80,000	81,026
JPMorgan Chase Capital XXV 6.80% 10/1/37		135,000	137,277
KeyBank 5.45% 3/3/16		250,000	276,797
Korea Development Bank 8.00% 1/23/14		100,000	114,237
PNC Bank 6.875% 4/1/18		250,000	299,966
PNC Funding			
5.125% 2/8/20		115,000	125,662
5.25% 11/15/15		135,000	149,044
•#Rabobank 144A 11.00% 12/29/49		120,000	153,746
•SunTrust Capital VIII 6.10% 12/15/36		125,000	122,262
US Bancorp 4.125% 5/24/21		50,000	51,492
•USB Capital IX 3.50% 10/29/49		365,000	298,836
Wachovia			
•0.619% 10/15/16		50,000	46,784
* 5.25% 8/1/14		55,000	59,544
5.625% 10/15/16		150,000	166,660
Wells Fargo 4.60% 4/1/21		75,000	78,218
•Wells Fargo Capital XIII 7.70% 12/29/49		130,000	134,713
Zions Bancorporation			
5.50% 11/16/15		80,000	83,261
7.75% 9/23/14		40,000	44,101
			4,148,373
Basic Industries – 4.65%			
*AK Steel 7.625% 5/15/20		120,000	123,300

Alcoa 6.75% 7/15/18	160,000	182,732
ArcelorMittal 9.85% 6/1/19	305,000	397,551
#Barrick North America Finance 144A 5.70% 5/30/41	90,000	92,858
#Codelco 144A 3.75% 11/4/20	572,000	572,558
Dow Chemical		
*4.25% 11/15/20	32,000	32,906
8.55% 5/15/19	184,000	243,447
Georgia-Pacific		
8.00% 1/15/24	35,000	43,249
#144A 5.40% 11/1/20	175,000	185,460
Hexion Finance 8.875% 2/1/18	85,000	90,525
International Paper 9.375% 5/15/19	80,000	105,932
Novelis 8.75% 12/15/20	65,000	72,638
Southern Copper 7.50% 7/27/35	100,000	113,548
Teck Resources		
4.75% 1/15/22	20,000	20,925
6.25% 7/15/41	50,000	53,833
9.75% 5/15/14	34,000	41,465
		2,372,927
Brokerage – 0.74%		
Jefferies Group		
6.25% 1/15/36	10,000	9,646
6.45% 6/8/27	170,000	172,651
Lazard Group 6.85% 6/15/17	174,000	195,505
		377,802
Capital Goods – 1.24%		
#ABB Treasury Center USA 144A 4.00% 6/15/21	35,000	35,490
*Ball 5.75% 5/15/21	250,000	263,124
•#Cemex SAB 144A 5.246% 9/30/15	150,000	138,750
#Meccanica Holdings USA 144A 6.25% 7/15/19	100,000	104,918
Republic Services		
4.75% 5/15/23	40,000	41,356
5.25% 11/15/21	55,000	60,029
		633,667
Communications – 5.58%		
America Movil 5.00% 3/30/20	105,000	114,154
AT&T 4.45% 5/15/21	60,000	63,570
CenturyLink 6.45% 6/15/21	75,000	77,491
#Clearwire Communications 144A 12.00% 12/1/15	105,000	107,756
Cricket Communications 7.75% 10/15/20	75,000	74,625
#Crown Castle Towers 144A 4.883% 8/15/20	250,000	258,457
DIRECTV Holdings 5.00% 3/1/21	95,000	101,574
Discovery Communications 4.375% 6/15/21	115,000	118,787
DISH DBS 7.875% 9/1/19	110,000	121,413
Intelsat Bermuda 11.25% 2/4/17	260,000	278,850
#NBC Universal Media 144A 4.375% 4/1/21	95,000	97,306
Qwest 8.375% 5/1/16	170,000	202,300
Sprint Nextel		
6.00% 12/1/16	55,000	55,275
8.375% 8/15/17	65,000	71,338
Telecom Italia Capital 5.25% 10/1/15	190,000	190,246
Telefonica Emisiones		
5.462% 2/16/21	100,000	100,470
6.421% 6/20/16	50,000	54,937
Time Warner Cable 8.25% 4/1/19	100,000	128,347
#UPCB Finance III 144A 6.625% 7/1/20	150,000	151,125
Virgin Media Secured Finance 6.50% 1/15/18	300,000	331,499
#Vivendi 144A 6.625% 4/4/18	125,000	143,812
		2,843,332
Consumer Cyclical – 2.10%		
CVS Caremark 5.75% 5/15/41	100,000	104,506
#Delphi 144A 6.125% 5/15/21	55,000	55,825
Family Dollar Stores 5.00% 2/1/21	50,000	50,082
Ford Motor Credit 12.00% 5/15/15	100,000	125,655
*Goodyear Tire & Rubber 8.25% 8/15/20	95,000	104,738
Hanesbrands 6.375% 12/15/20	70,000	70,000
Historic TW 6.875% 6/15/18	90,000	108,040
Macy's Retail Holdings 5.90% 12/1/16	82,000	93,568
MGM MIRAGE		
11.125% 11/15/17	120,000	138,899
11.375% 3/1/18	60,000	69,900
13.00% 11/15/13	15,000	17,963
*Time Warner 4.75% 3/29/21	30,000	31,594
Wyndham Worldwide		
5.625% 3/1/21	35,000	35,902
5.75% 2/1/18	60,000	63,567
		1,070,239
Consumer Non-Cyclical – 5.82%		
Amgen		
3.45% 10/1/20	150,000	147,930
4.10% 6/15/21	40,000	41,152
Anheuser-Busch InBev Worldwide 5.375% 11/15/14	5,000	5,648
Bio-Rad Laboratories 4.875% 12/15/20	55,000	56,940

#Blue Merger Subordinate 144A 7.625% 2/15/19	45,000	46,519
#Bumble Bee Acquisition 144A 9.00% 12/15/17	40,000	40,550
CareFusion 6.375% 8/1/19	255,000	296,127
Celgene		
2.45% 10/15/15	30,000	30,404
3.95% 10/15/20	95,000	95,521
Coca-Cola Enterprises 3.50% 9/15/20	200,000	198,790
Covidien International Finance 4.20% 6/15/20	160,000	167,995
Express Scripts 3.125% 5/15/16	95,000	97,171
HCA PIK 9.625% 11/15/16	50,000	53,625
Hospira 6.40% 5/15/15	230,000	264,354
Kraft Foods 6.125% 8/23/18	90,000	106,519
McKesson 4.75% 3/1/21	115,000	125,261
Medco Health Solutions		
4.125% 9/15/20	55,000	54,655
7.125% 3/15/18	70,000	83,826
#Mylan 144A 6.00% 11/15/18	120,000	123,300
#Pernod-Ricard 144A 5.75% 4/7/21	150,000	162,837
Quest Diagnostics		
4.70% 4/1/21	90,000	95,536
4.75% 1/30/20	15,000	16,062
Sara Lee 4.10% 9/15/20	37,000	36,369
Teva Pharmaceutical Finance III 1.70% 3/21/14	15,000	15,215
Whirlpool 4.85% 6/15/21	80,000	81,706
#Woolworths 144A		
3.15% 4/12/16	75,000	77,470
4.55% 4/12/21	80,000	83,975
Yale University 2.90% 10/15/14	160,000	169,367
Zimmer Holdings 4.625% 11/30/19	180,000	193,726
		2,968,550
Electric – 3.25%		
Ameren Illinois 9.75% 11/15/18	310,000	415,160
#American Transmission Systems 144A 5.25% 1/15/22	145,000	158,050
CenterPoint Energy 5.95% 2/1/17	70,000	80,148
CMS Energy		
4.25% 9/30/15	45,000	47,160
6.25% 2/1/20	30,000	32,886
Commonwealth Edison		
4.00% 8/1/20	20,000	20,443
5.80% 3/15/18	40,000	45,955
Duke Energy Carolinas 3.90% 6/15/21	50,000	51,958
Florida Power 5.65% 6/15/18	30,000	34,944
Great Plains Energy 4.85% 6/1/21	100,000	103,729
*#Ipalco Enterprises 144A 5.00% 5/1/18	35,000	34,824
Pennsylvania Electric 5.20% 4/1/20	75,000	81,655
@#Power Receivables Finance 144A 6.29% 1/1/12	9,283	9,293
Public Service Oklahoma 5.15% 12/1/19	115,000	127,042
#Puget Energy 144A 6.00% 9/1/21	45,000	45,832
•Puget Sound Energy 6.974% 6/1/67	95,000	98,201
Southern California Edison 5.50% 8/15/18	135,000	156,925
•Wisconsin Energy 6.25% 5/15/67	110,000	111,013
		1,655,218
Energy – 3.51%		
Chesapeake Energy		
6.125% 2/15/21	45,000	47,081
6.625% 8/15/20	8,000	8,680
6.875% 11/15/20	8,000	8,720
9.50% 2/15/15	45,000	53,100
Ecopetrol 7.625% 7/23/19	22,000	26,840
#ENI 144A 4.15% 10/1/20	100,000	96,097
Noble Energy 8.25% 3/1/19	120,000	157,386
Pemex Project Funding Master Trust 6.625% 6/15/35	50,000	54,740
Petrobras International Finance		
5.375% 1/27/21	60,000	64,206
5.75% 1/20/20	30,000	33,046
5.875% 3/1/18	20,000	22,368
PetroHawk Energy 7.25% 8/15/18	115,000	134,263
Pride International 6.875% 8/15/20	240,000	289,287
Range Resources 8.00% 5/15/19	110,000	122,100
SandRidge Energy 8.75% 1/15/20	115,000	126,788
Transocean 6.50% 11/15/20	175,000	205,694
Weatherford International 9.625% 3/1/19	75,000	100,545
Williams		
7.75% 6/15/31	30,000	36,273
8.75% 3/15/32	30,000	39,501
#Woodside Finance 144A		
8.125% 3/1/14	5,000	5,790
8.75% 3/1/19	120,000	155,407
		1,787,912
Finance Companies – 2.19%		
#CDP Financial 144A 4.40% 11/25/19	250,000	264,650
General Electric Capital		
4.375% 9/16/20	30,000	30,534

5.30% 2/11/21	75,000	80,096
6.00% 8/7/19	425,000	481,277
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	130,000	111,800
International Lease Finance		
6.25% 5/15/19	53,000	52,969
8.75% 3/15/17	15,000	16,800
PHH 9.25% 3/1/16	70,000	77,000
		1,115,126
Insurance – 1.26%		
American International Group 8.25% 8/15/18	100,000	118,855
•Chubb 6.375% 3/29/67	85,000	88,188
Coventry Health Care 5.45% 6/15/21	75,000	79,528
#Highmark 144A		
4.75% 5/15/21	65,000	66,435
6.125% 5/15/41	15,000	15,703
•ING Groep 5.775% 12/29/49	40,000	36,400
MetLife 6.817% 8/15/18	35,000	41,922
Prudential Financial		
3.875% 1/14/15	60,000	63,616
6.00% 12/1/17	115,000	132,502
=@‡◆#Twin Reefs Pass Through Trust 144A 0.00% 12/31/49	300,000	0
		643,149
Natural Gas – 2.84%		
El Paso Pipeline Partners Operating 6.50% 4/1/20	55,000	63,502
•*Enbridge Energy Partners 8.05% 10/1/37	100,000	110,176
Energy Transfer Partners		
4.65% 6/1/21	65,000	65,106
9.70% 3/15/19	120,000	155,811
Enterprise Products Operating		
•7.034% 1/15/68	135,000	142,440
9.75% 1/31/14	60,000	72,021
Kinder Morgan Energy Partners 9.00% 2/1/19	185,000	242,313
NiSource Finance		
6.40% 3/15/18	60,000	69,321
6.80% 1/15/19	55,000	65,350
Plains All American Pipeline 8.75% 5/1/19	100,000	129,206
Sempra Energy 6.15% 6/15/18	90,000	104,573
TC Pipelines 4.65% 6/15/21	50,000	51,686
•TransCanada PipeLines 6.35% 5/15/67	170,000	174,340
		1,445,845
Real Estate – 2.14%		
Brandywine Operating Partnership 4.95% 4/15/18	65,000	67,555
Developers Diversified Realty		
7.875% 9/1/20	160,000	189,654
9.625% 3/15/16	105,000	128,607
Digital Realty Trust		
5.25% 3/15/21	90,000	92,124
5.875% 2/1/20	50,000	53,901
Health Care REIT 5.25% 1/15/22	145,000	150,575
Host Hotels & Resorts		
*6.00% 11/1/20	45,000	46,294
#144A 5.875% 6/15/19	40,000	40,650
Regency Centers 5.875% 6/15/17	93,000	105,076
UDR 4.25% 6/1/18	40,000	40,686
Ventas Realty 4.75% 6/1/21	80,000	81,389
#WEA Finance 144A 4.625% 5/10/21	95,000	96,089
		1,092,600
Technology – 1.52%		
GXS Worldwide 9.75% 6/15/15	120,000	121,800
Hewlett-Packard 4.30% 6/1/21	200,000	211,358
National Semiconductor 6.60% 6/15/17	140,000	168,903
#Seagate Technology International 144A 10.00% 5/1/14	63,000	72,765
Symantec 4.20% 9/15/20	10,000	9,979
Xerox 4.50% 5/15/21	185,000	190,935
		775,740
Transportation – 1.44%		
#Brambles USA 144A		
3.95% 4/1/15	65,000	67,937
5.35% 4/1/20	115,000	120,854
Burlington Northern Santa Fe		
4.70% 10/1/19	55,000	60,064
5.65% 5/1/17	55,000	63,666
5.75% 3/15/18	5,000	5,784
CSX		
4.25% 6/1/21	75,000	77,755
5.50% 4/15/41	15,000	15,578
#ERAC USA Finance 144A 5.25% 10/1/20	215,000	234,090
Ryder System 3.50% 6/1/17	85,000	87,700
		733,428
Total Corporate Bonds (cost $22,685,527)		**23,663,908**
Non-Agency Asset-Backed Securities – 3.73%		
•Ally Master Owner Trust Series 2011-1 A1 1.06% 1/15/16	100,000	100,736

•American Express Credit Account Master Trust Series 2010-1 B 0.79% 11/16/15		100,000	99,995
#Avis Budget Rental Car Funding Series 2011-2A A 144A 2.37% 11/20/14		100,000	101,586
#Cabela's Master Credit Card Trust Series 2010-2A A1 144A 2.29% 9/17/18		100,000	102,016
•Capital One Multi-Asset Execution Trust Series 2007-A1 A1 0.24% 11/15/19		100,000	97,444
#CIT Equipment Collateral 144A			
Series 2009-VT1 A3 3.07% 8/15/16		26,127	26,243
Series 2010-VT1A A3 2.41% 5/15/13		100,000	100,056
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39		225,000	267,554
•Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36		300,000	241,424
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20		150,000	176,965
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	100,000	105,381
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.74% 9/15/14	USD	100,000	101,263
#Great America Leasing Receivables Series 2011-1 A3 144A 1.69% 2/15/14		75,000	75,605
Harley-Davidson Motorcycle Trust Series 2009-4 A3 1.87% 2/17/14		81,052	81,357
John Deere Owner Trust			
Series 2010-A A4 2.13% 10/17/16		90,000	92,167
Series 2011-A A4 1.96% 4/16/18		70,000	71,610
•Merrill Auto Trust Securitization Series 2007-1 A4 0.25% 12/15/13		15,648	15,646
Mid-State Trust Series 11 A1 4.864% 7/15/38		13,959	13,889
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		29,850	30,260
Total Non-Agency Asset-Backed Securities (cost $1,861,512)			**1,901,197**
Non-Agency Collateralized Mortgage Obligations – 0.82%			
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		2,487	2,505
•◆Countrywide Home Loan Mortgage Pass Through Trust Series 2006-HYB1 3A1 2.781% 3/20/36		140,014	81,931
First Horizon Asset Securities Series 2006-3 1A11 6.25% 11/25/36		29,033	28,750
•#GSMPS Mortgage Loan Trust Series 1999-2 A 144A 7.654% 9/19/27		40,036	40,858
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		46,566	45,375
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34		94,466	96,047
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		65,956	65,583
Wells Fargo Mortgage Backed Securities Trust Series 2006-4 1A8 5.75% 4/25/36		59,057	59,257
Total Non-Agency Collateralized Mortgage Obligations (cost $456,366)			**420,306**
Regional Bonds – 1.06%Δ			
Australia – 0.33%			
New South Wales Treasury 6.00% 5/1/20	AUD	145,000	166,007
			166,007
Canada – 0.73%			
New Brunswick Province 2.75% 6/15/18	USD	90,000	90,978
Ontario Province			
2.30% 5/10/16		130,000	133,058
3.00% 7/16/18		135,000	137,500
Quebec Province 4.50% 12/1/19	CAD	11,000	12,493
			374,029
Total Regional Bonds (cost $497,784)			**540,036**
«Senior Secured Loans – 3.47%			
Alliance HealthCare Services 5.50% 6/1/16	USD	49,622	49,509
@API Technologies Tranche B 3.496% 6/1/16		30,000	29,550
ATI Holdings 7.50% 3/12/16		112,902	112,383
BNY ConvergEx Group			
7.50% 12/16/17		35,221	36,072
(Eze Castle Software) 8.75% 12/16/17		14,779	15,136
Brickman Group Holdings Tranche B 7.25% 10/14/16		49,750	50,450
Burlington Coat Factory Warehouse Tranche B 6.25% 2/23/17		49,499	49,576
Charter Communications Operating Tranche B 7.25% 3/6/14		6,656	6,684
Chester Downs & Marina 12.375% 12/31/16		73,844	75,321
Chrysler Group 6.00% 5/24/17		100,000	97,501
CityCenter Holdings 7.50% 1/21/15		50,000	50,288
Consolidated Container 5.688% 9/28/14		30,000	27,450
First Data Tranche B2 2.937% 9/24/14		75,087	70,019
Frac Tech International Tranche B 6.25% 5/6/16		163,121	163,142
Goodman Global Tranche B 5.75% 10/28/16		49,625	49,944
Grifols Tranche B 6.00% 11/10/16		50,000	50,250
HGI Holdings 6.75% 10/1/17		43,923	44,252
Houghton International Tranche B 6.75% 1/31/16		49,661	50,204
Level 3 Financing Tranche B 11.15% 3/13/14		135,000	142,593
MGM MIRAGE Tranche E 7.00% 2/21/14		60,000	58,960
Nortek 5.25% 4/26/17		24,938	24,953
Nuveen Investment			
5.757% 5/13/17		100,000	100,054
2nd Lien 12.50% 7/31/15		65,000	69,198
OSI Restaurant Partners			
2.319% 6/14/13		6,627	6,409
2.50% 6/14/14		67,940	65,700
PQ 6.69% 7/30/15		50,000	49,125
Reynolds Group Holdings 6.50% 8/31/18		10,000	9,951
Toys R Us Delaware Tranche B 6.00% 9/1/16		49,625	49,763
Univision Communications 4.436% 3/31/17		68,725	65,235
Visant 5.25% 12/22/16		99,500	98,995
Total Senior Secured Loans (cost $1,747,129)			**1,768,667**
Sovereign Bonds– 5.32%Δ			
Australia – 1.82%

Australian Government			
4.50% 4/15/20	AUD	439,000	473,272
5.25% 3/15/19	AUD	180,000	204,878
*6.00% 2/15/17	AUD	210,000	247,142
			925,292
Belgium – 0.06%			
Belgium Government 4.25% 9/28/21	EUR	21,200	30,156
			30,156
Brazil – 0.32%			
Republic of Brazil	USD		
7.125% 1/20/37		60,000	77,250
8.875% 10/14/19		60,000	83,400
			160,650
Canada – 0.52%			
Canadian Government			
3.75% 6/1/19	CAD	124,000	140,892
4.00% 6/1/17	CAD	73,000	83,960
4.00% 6/1/41	CAD	34,000	40,413
			265,265
Colombia – 0.02%			
Colombia Government International 7.75% 4/14/21	COP	19,000,000	12,271
			12,271
France – 0.01%			
France Government O.A.T 3.75% 4/25/21	EUR	5,000	7,559
			7,559
Indonesia – 0.21%			
Indonesia Treasury Bonds			
10.50% 8/15/30	IDR	160,000,000	22,688
11.00% 11/15/20	IDR	572,000,000	85,238
			107,926
Mexico – 0.15%			
Mexican Bonos 8.50% 12/13/18	MXN	792,800	76,603
			76,603
Norway – 1.16%			
Eksportfinans 2.375% 5/25/16	USD	70,000	71,576
Norway Government			
4.50% 5/22/19	NOK	1,249,000	261,596
5.00% 5/15/15	NOK	1,271,000	257,935
			591,107
Philippines – 0.25%			
Philippine Government International 9.50% 10/21/24	USD	90,000	129,942
			129,942
Poland – 0.11%			
Poland Government 5.50% 10/25/19	PLN	82,000	29,128
Poland Government International 5.125% 4/21/21	USD	24,000	25,020
			54,148
Russia – 0.10%			
Russian-Eurobond 7.50% 3/31/30		43,250	51,792
			51,792
South Africa – 0.26%			
South Africa Government 8.00% 12/21/18	ZAR	594,000	88,392
South Africa Government International 6.50% 6/2/14	USD	40,000	45,252
			133,644
Sweden – 0.28%			
Swedish Government			
3.00% 7/12/16	SEK	490,000	80,720
5.00% 12/1/20	SEK	335,000	64,179
			144,899
Turkey – 0.05%			
Republic of Turkey 7.375% 2/5/25	USD	20,000	23,850
			23,850
Total Sovereign Bonds (cost $2,415,364)			**2,715,104**
Supranational Banks – 1.04%			
Inter-American Development Bank 5.375% 5/27/14	AUD	170,000	189,399
International Bank for Reconstruction & Development			
3.375% 4/30/15	NOK	250,000	46,721
7.50% 7/30/14	NZD	309,000	296,768
Total Supranational Banks (cost $417,406)			**532,888**
U.S. Treasury Obligations – 8.97%			
U.S. Treasury Bonds			
4.25% 11/15/40	USD	95,000	96,870
4.75% 2/15/41		72,000	79,763
U.S. Treasury Notes			
*1.50% 6/30/16		2,280,000	2,297,823
*3.125% 5/15/21		2,045,000	2,101,229
Total U.S. Treasury Obligations (cost $4,478,046)			**4,575,685**
		Number of Shares	
Preferred Stock – 0.50%			
Alabama Power 5.625%		1,855	46,375
#Ally Financial 144A 7.00%		100	90,856

•PNC Financial Services Group 8.25%		110,000	117,944
Total Preferred Stock (cost $249,458)			255,175
		Number of Contracts	
Purchased Options – 0.02%			
Put Options – 0.00%			
U.S. 10 yr futures, strike price $123.00, expires 8/26/11		22	6,875
U.S. 10 yr futures, strike price $121.00, expires 9/23/11		4	1,875
Total Purchased Options (cost $17,623)			8,750
		Principal Amount	
Short-Term Investments – 12.41%			
≠Discount Note – 9.25%			
Federal Home Loan Bank 0.05% 8/1/11	USD	4,713,967	4,713,968
			4,713,968
Repurchase Agreement – 3.16%			
BNP Paribas 0.14%, dated 7/29/11, to be repurchased on 8/1/11, repurchase price $1,613,019 (collateralized by U.S. government obligations 3.875% 4/15/29; market value $1,645,309)		1,613,000	1,613,047
			1,613,047
Total Short-Term Investments (cost $6,327,015)			6,327,015
Total Value of Securities Before Securities Lending Collateral – 108.12% (cost $52,948,089)			55,135,177
		Number of Shares	
Securities Lending Collateral – 4.33%**			
Investment Companies			
BNY Mellon SL DBT II Liquidating Fund		28,987	27,975
Delaware Investments Collateral Fund No.1		2,178,647	2,178,647
@†Mellon GSL Reinvestment Trust II		49,094	0
Total Securities Lending Collateral (cost $2,256,728)			2,206,622
Total Value of Securities – 112.45% (cost $55,204,817)			57,341,799▲
Obligation to Return Securities Lending Collateral – (4.42%)**			(2,256,728)
Other Liabilities Net of Receivables and Other Assets – (8.03%)			(4,091,189)⌘
Net Assets Applicable to 5,106,840 Shares Outstanding – 100.00%			$50,993,882

°Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
SEK – Swedish Krona
USD – United States Dollar
ZAR– South African Rand

•Variable rate security. The rate shown is the rate as of July 31, 2011. Interest rates reset periodically.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2011, the aggregate amount of Rule 144A securities was $6,759,952, which represented 13.26% of the Portfolio's net assets. See Note 5 in "Notes."
*Fully or partially on loan.
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at July 31, 2011.
@Illiquid security. At July 31, 2011, the aggregate amount of illiquid securities was $334,351, which represented 0.66% of the Portfolio's net assets. See Note 5 in "Notes."
=Security is being fair valued in accordance with the Portfolio's fair valuation policy. At July 31, 2011, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Portfolio's net assets. See Note 1 in "Notes."
‡Non income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.

«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. Thes base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more Europea banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restriction on resale. Stated rate in effect at July 31, 2011.

†Non income producing security.

≠The rate shown is the effective yield at the time of purchase.

**See Note 4 in "Notes."

⅄ Includes $4,470,263 of securities loaned.

⌘Of this amount, $9,622,842 represents payable for securities purchased as of July 31, 2011.

Summary of Abbreviations:

ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BCLY – Barclays Banks
CDS – Credit Default Swap
CITI – Citigroup Global Markets
GNMA – Government National Mortgage Association
GCM – Greenwich Capital Management
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
HY – High Yield
JPMC – JPMorgan Chase Bank
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
NCUA – National Credit Union Administration
O.A.T. – Obligations Assimilables du Trescor
PIK – Pay-in-kind
REMIC – Real Estate Mortgage Investment Conduit
REIT – Real Estate Investment Trust
S.F. – Single Family
TBA – To be announced
yr - Year

The following foreign currency exchange contracts, futures contract and swap contracts were outstanding at July 31, 2011[1]:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(168,911)	USD	182,278	9/2/11	$(2,378)
BAML	COP	123,305,000	USD	(69,605)	9/2/11	(352)
BAML	EUR	26,775	USD	(38,500)	8/1/11	(28)
BAML	EUR	(91,572)	USD	131,410	9/2/11	(67)
BAML	IDR	599,900,000	USD	(70,304)	8/26/11	(9)
BAML	NOK	(994,212)	USD	183,334	9/2/11	(917)
BCLY	AUD	(23,915)	USD	25,808	9/2/11	(336)
CITI	EUR	(98,791)	USD	141,886	9/2/11	44
CITI	SEK	507,980	USD	(79,948)	8/2/11	775
GCM	AUD	200,000	USD	(218,634)	8/2/11	968
GCM	NOK	(224,598)	USD	41,496	9/2/11	(127)
GSC	GBP	(26,398)	USD	42,991	9/2/11	(331)
HSBC	KRW	52,745,000	USD	(50,000)	9/2/11	(102)
HSBC	NOK	(319,286)	USD	58,878	9/2/11	(293)
JPMC	CLP	29,655,000	USD	(63,877)	9/2/11	1,095
JPMC	EUR	(46,836)	USD	67,210	9/2/11	(37)
MSC	CHF	33,074	USD	(41,142)	9/2/11	869
MSC	EUR	(47,617)	USD	68,421	9/2/11	54
MSC	JPY	(2,826,050)	USD	36,141	9/2/11	(585)
MSC	KRW	113,615,000	USD	(107,407)	9/2/11	76
MSC	NOK	543,779	USD	(100,217)	8/2/11	753
MSC	NOK	(387,527)	USD	71,618	9/2/11	(200)
						$(1,128)

Futures Contract

Contracts to Buy	Notional Cost	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
12 U.S. Treasury 10 yr Notes	$1,495,600	$1,508,250	9/21/11	$12,650

Swap Contracts

CDS Contracts

Counterparty	Swap & Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently by Delaware Pooled® Trust – The Core Plus Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued based upon valuations provided at the mean between bid and ask prices. Short-term debt securities are valued at market value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 31, 2011.

To Be Announced Trades – The Portfolio may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Portfolio’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Portfolio to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Portfolio on such purchases until the securities are delivered; however the market value may change prior to delivery.

Mortgage Dollar Rolls – The Portfolio may enter into mortgage “dollar rolls” in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions that constitute the dollar roll can be executed at the same price, with the Portfolio being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment by the Portfolio to buy a security. The Portfolio accounts for mortgage-dollar-roll transactions as purchases and sales. These transactions will increase the Portfolio’s portfolio turnover rate.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$55,246,813
Aggregate unrealized appreciation	2,650,490
Aggregate unrealized depreciation	(564,254)
Net unrealized appreciation	$2,086,236

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $5,098,436 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $1,030,064 expires in 2015, $1,786,993 expires in 2016 and $2,281,379 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$14,366,269	$105,380	$14,471,649
Corporate Debt	-	25,708,875	-	25,708,875
Foreign Debt	-	3,788,028	-	3,788,028
U.S. Treasury Obligations	-	4,575,685	-	4,575,685
Short-Term Investments	1,613,047	4,713,968	-	6,327,015
Preferred Stock	46,375	208,800	-	255,175
Purchased Options	8,750	-	-	8,750
Securities Lending Collateral	-	2,206,622	-	2,206,622
Total	$1,668,172	$55,568,247	$105,380	$57,341,799

Foreign Currency Exchange Contracts	$-	$(1,128)	$-	$(1,128)
Futures Contracts	$12,650	$-	$-	$12,650
Swap Contracts	$-	$78,423	$-	$78,423

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency,
	Asset-Backed
	and
	Mortgage-		Securities
	Backed	Corporate	Lending
	Securities	Debt	Collateral	Total
Balance as of 10/31/10	$-	$107,069	$2,673	$109,742
Purchases	101,698	-	-	101,698
Sales	-	(108,675)	(2,617)	(111,292)
Net realized gain	-	7,448	-	7,448
Net change in unrealized
appreciation/depreciation	3,682	(5,842)	(56)	(2,216)
Balance as of 7/31/11	$105,380	$-	$-	$105,380

Net change in unrealized
appreciation/depreciation
from investments
still held as of 7/31/11	$3,682	$-	$(2,538)	$1,144

During the period ended July 31, 2011, there were no transfers between Level 1 investments, Level 2 investments and Level 3 investments that had a material impact to the Portfolio.

3 Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts — The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Portfolio may use futures in the normal course of pursuing its investment objective. The Portfolio may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.When investing in futures, there is minimal counterparty credit risk to a Portfolio because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts — The Portfolio enters into inflation swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended July 31, 2011, the Portfolio entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At July 31, 2011, the net unrealized appreciation of credit default swaps was $78,423. If a credit event had occurred for all swap transactions where collateral posting was required as of July 31, 2011, the swaps' credit-risk-related contingent features would have been triggered and the Portfolio would have received $2,395,000 less the value of the contracts' related reference obligations. The Fund received collateral of $77,000 for certain open derivatives.

As disclosed in the footnotes to the schedule of investments, at July 31, 2011, the notional value of the protection sold was $440,000, which reflects the maximum potential amount the Portfolio would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At July 31, 2011, the net unrealized appreciation of the protection sold was $7,035.

CDS may involve greater risks than if the Portfolio had invested in the reference obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of July 31, 2011 were as follows:

	Asset Derivatives		Liabilities Derivatives
	Schedule of		Schedule of
	Investments		Investments
	Location	Fair Value	Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$3,685	Liabilities net of receivables and other assets	$(4,813)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	12,650	Liabilities net of receivables and other assets	-
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	78,423	Liabilities net of receivables and other assets	-
Total		$94,758		$(4,813)

The effect of derivative instruments on the statement of operations for the period ended July 31, 2011 was as follows:

			Change in Unrealized
			Appreciation
		Realized Gain or	or Depreciation
	Location of Gain or Loss on Derivatives	Loss on Derivatives	on Derivatives
	Recognized in Income	Recognized in Income	Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(152,777)	$1,062
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	93,053	(14,839)
Credit contracts (Swap contracts)	Net realized gain on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	14,451	49,907
Total		$(45,273)	$36,130

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected is as of the date of this report and generally similar to the volume of derivative activity during the period ended July 31, 2011.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s’ previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Portfolio’s’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2011, the value of the securities on loan was $4,470,263, for which the Portfolio received collateral, comprised of non-cash collateral valued at $2,310,748, and cash collateral of $2,256,728. At July 31, 2011, the value of invested collateral was $2,206,622. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
The Portfolio may invest a portion of its net assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these high yield securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no other material events or transactions occurred subsequent to July 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Emerging Markets Portfolio

July 31, 2011

Number of Shares	Value (U.S. $)
Common Stock – 94.31%∆		
Brazil – 15.09%		
@AES Tiete	63,394	$919,346
AmBev ADR	292,500	8,780,850
CCR	392,700	11,751,892
*Cia Siderurgica Nacional ADR	508,600	5,401,332
Cielo	505,574	14,090,248
CPFL Energia	569,580	8,102,243
Diagnosticos da America	228,600	2,821,586
Itau Unibanco Holding ADR	256,200	5,218,794
Redecard	727,000	12,604,770
Santos Brasil Participacoes	76,499	1,323,879
Vale ADR	620,200	18,308,304
		89,323,244
Chile – 2.46%		
Enersis ADR	578,100	12,596,799
#Inversiones Aguas Metropolitan 144A ADR	61,600	1,934,252
		14,531,051
■*China – 22.88%*		
Beijing Enterprises Holdings	1,260,999	6,366,420
China BlueChemical Class H	6,707,000	5,217,795
*China Construction Bank Class H	18,994,770	15,284,928
China Gas Holdings	11,526,000	4,319,628
China Merchants Holdings International	1,966,000	6,978,960
China Mobile	1,674,500	16,659,245
China Resources Power Holdings	5,924,000	11,534,142
China Shenhua Energy Class H	2,624,000	13,156,923
China Shipping Development Class H	5,646,000	4,396,000
ENN Energy Holdings	1,626,000	5,487,600
*Hengan International Group	725,500	6,299,991
*Huabao International Holdings	2,792,000	2,365,193
Industrial & Commercial Bank of China Class H	22,692,803	17,233,938
Jiangsu Expressway Class H	7,188,000	6,908,292
Tingyi Cayman Islands Holding	1,376,000	4,272,150
Want Want China Holdings	10,026,000	8,922,149
		135,403,354
Colombia – 0.53%		
BanColombia ADR	47,300	3,135,990
		3,135,990
Egypt – 0.18%		
MobiNil-Egyptian Mobile Services	62,197	1,088,547
		1,088,547
India – 6.37%		
Axis Bank	361,129	10,905,047
HCL Technologies	495,858	5,440,003
Rural Electrification	2,201,390	10,439,005
Tata Motors	510,448	10,925,770
		37,709,825
Indonesia – 4.43%		
Astra International	1,346,500	11,156,711
Perusahaan Gas Negara	32,243,500	15,051,005
		26,207,716
Kazakhstan – 0.85%		
KazMunaiGas Exploration Production GDR	272,666	5,022,809
		5,022,809
Malaysia – 1.16%		
Maxis	3,709,900	6,875,893
		6,875,893
Mexico – 5.17%		
*Compartamos	4,098,300	7,375,735
Grupo Aeroportuario del Pacifico ADR	140,700	5,760,258
Grupo Mexico Series B	3,194,200	11,785,762
Grupo Televisa ADR	119,100	2,642,829
Kimberly-Clark de Mexico Class A	482,700	3,002,671
		30,567,255
Peru – 1.81%		
Credicorp	109,530	10,701,081
		10,701,081
Phillippines – 1.66%		
*Philippine Long Distance Telephone ADR	173,500	9,820,100
		9,820,100
Poland – 0.81%		
Bank Pekao	36,079	2,063,017
PGE	325,477	2,712,641
		4,775,658

Republic of Korea – 6.71%		
Kangwon Land	208,590	5,933,471
KB Financial Group	223,536	11,119,420
KT&G	202,846	12,621,358
Samsung Electronics	12,245	9,805,338
*SK Telecom ADR	16,200	257,904
		39,737,491
Russia – 3.56%		
Gazprom ADR	724,044	10,360,826
*LUKOIL ADR	159,864	10,734,868
		21,095,694
South Africa – 5.76%		
African Bank Investments	1,787,260	9,001,893
Clicks Group	476,408	2,846,257
*Pretoria Portland Cement	893,557	3,448,799
Sasol	198,320	9,949,434
Tiger Brands	289,657	8,819,300
		34,065,683
Taiwan – 7.34%		
Chunghwa Telecom	758,836	2,626,022
*Chunghwa Telecom ADR	230,938	8,027,405
Lite-On Technology	2,340,598	3,055,858
MediaTek	524,644	4,692,149
President Chain Store	449,715	2,872,753
Quanta Computer	1,417,000	3,485,205
Taiwan Semiconductor Manufacturing	6,544,588	16,239,224
Wistron	1,452,000	2,441,076
		43,439,692
Thailand – 4.02%		
Kasikornbank Foreign	586,554	2,784,046
Kasikornbank NVDR	1,762,500	8,300,236
PTT PCL Foreign	1,093,200	12,718,873
		23,803,155
Turkey – 3.52%		
*Tofas Turk Otomobil Fabrikasi	508,384	2,097,156
Tupras Turkiye Petrol Rafinerileri	370,983	9,004,713
Turkiye Garanti Bankasi	2,218,384	9,734,108
		20,835,977
Total Common Stock (cost $492,265,314)		**558,140,215**
Preferred Stock – 3.98%		
Brazil – 2.35%		
AES Tiete	241,600	3,751,301
Investimentos Itau	1,524,357	10,168,930
		13,920,231
Republic of Korea – 1.63%		
Hyundai Motor 2.91%	52,571	3,814,838
Samsung Electronics 2.25%	10,928	5,824,055
		9,638,893
Total Preferred Stock (cost $17,317,814)		**23,559,124**
	Principal Amount (U.S. $)	
≠Short-Term Investments – 0.98%		
Discount Notes – 0.60%		
Federal Home Loan Bank		
0.006% 8/3/11	$41,621	41,621
0.01% 8/11/11	1,243,599	1,243,588
0.05% 8/6/11	2,248,578	2,248,578
Freddie Mac 0.001% 8/15/11	26,964	26,964
		3,560,751
Repurchase Agreement – 0.13%		
BNP Paribas 0.14%, dated 7/29/11, to be repurchased on 8/1/11, repurchase price $769,009 (collateralized by U.S. government obligations 3.875% 4/15/29; market value $784,818)	769,000	769,429
		769,429
U.S. Treasury Bill – 0.25%		
0.037% 8/4/11	1,490,470	1,490,438
		1,490,438
Total Short-Term Investments (cost $5,820,652)		**5,820,618**
Total Value of Securities Before Securities Lending Collateral – 99.27% (cost $515,403,780)		**587,519,957**
	Number of Shares	
Securities Lending Collateral – 7.44%**		
Investment Companies		
BNY Mellon SL DBT II Liquidating Fund	349,008	336,828
Delaware Investments Collateral Fund No.1	43,682,097	43,682,097

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust -The Emerging Markets Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 - October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 29, 2011.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At July 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$562,185,086
Aggregate unrealized appreciation	$96,528,174
Aggregate unrealized depreciation	(27,174,378)
Net unrealized appreciation	$69,353,796

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $24,783,996 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$187,883,519	$370,256,696	$-	$558,140,215
Preferred Stock	13,920,231	9,638,893	-	23,559,124
Short-Term Investments	769,429	5,051,189	-	5,820,618
Securities Lending Collateral	-	44,018,925	-	44,018,925
Total	$202,573,179	$428,965,703	$-	$631,538,882

Foreign Currency Exchange Contracts	$-	$(459)	$-	$(459)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/10	$29,772
Sales	(29,139)
Net change in unrealized
appreciation/depreciation	(633)
Balance as of 7/31/11	$-

Net change in unrealized
appreciation/depreciation
from investments
still held as of 7/31/11	$(28,265)

During the period ended July 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts
The Portfolio enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected is as of the date of this report, but may not be indicative of the type and volume of derivative activity for the period ended July, 31, 2011.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2011, the value of securities on loan was $42,745,128, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2011, the value of invested collateral was $44,018,925. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Emerging Markets Portfolio II

July 31, 2011

Number of Shares	Value (U.S. $)
Common Stock – 93.04%∆		
Argentina – 0.98%		
Arcos Dorados Holdings Class A	300	$7,038
@Cresud ADR	7,700	116,963
@IRSA Inversiones y Representaciones ADR	3,800	48,184
		172,185
Bahrain – 0.12%		
#Aluminum Bahrain 144A GDR	1,800	21,485
		21,485
Brazil – 17.02%		
All America Latina Logistica	14,095	102,658
B2W Cia Global Do Varejo	5,926	55,689
Banco Bradesco ADR	5,230	100,573
Banco Santander Brasil ADR	17,500	162,400
Brasil Foods ADR	7,000	135,170
Braskem ADR	4,600	111,642
Centrais Eletricas Brasileiras ADR	4,800	57,888
*Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,800	77,742
Cyrela Brazil Realty Empreendimentos e Participacoes	3,280	32,028
Fibria Celulose ADR	19,000	227,240
@Gerdau	11,700	89,814
Gerdau ADR	13,000	118,560
*Gol Linhas Aereas Inteligentes ADR	17,700	137,352
Hypermarcas	14,600	110,476
Itau Unibanco Holding ADR	2,800	57,036
Light	4,100	74,363
Petroleo Brasileiro ADR	21,700	737,148
Santos Brasil Participacoes	4,800	83,068
Telecomunicacoes de Sao Paulo	3,255	103,249
Vale ADR	12,700	411,988
		2,986,084
China/Hong Kong – 11.63%		
*Alibaba.com	16,500	22,963
Bank of China	144,000	66,279
China Construction Bank	135,590	109,108
China Mengniu Dairy	27,000	93,477
China Mobile ADR	6,400	318,912
China Telecom	246,000	161,172
*China Unicom ADR	11,100	222,222
CNOOC ADR	600	133,386
Industrial & Commercial Bank of China	266,000	202,012
†Leoch International Technology	6,000	3,089
PetroChina ADR	1,100	156,453
*†Renren ADR	400	4,332
†Shanda Interactive Entertainment ADR	3,700	129,537
*†Sina	1,900	205,371
@†Tianjin Development Holdings	56,000	33,287
Tingyi Cayman Islands Holding	26,000	80,724
Tsingtao Brewery	14,000	88,821
†Xueda Education Group ADR	1,000	8,880
		2,040,025
Guernsey – 0.19%		
=†#Etalon Group 144A	4,800	33,600
		33,600
Hungary – 0.93%		
OTP Bank	5,627	162,364
		162,364
India – 1.68%		
ICICI Bank ADR	1,000	46,570
#Reliance Industries 144A GDR	6,600	248,537
		295,107
Indonesia – 1.67%		
Tambang Batubara Bukit Asam	62,000	155,169
United Tractors	43,106	138,308
		293,477
Israel – 0.69%		
Israel Chemicals	7,200	121,084
		121,084
Malaysia – 1.99%		
@KLCC Property Holdings	106,900	120,760
Petronas Chemicals Group	28,600	66,023
†UEM Land Holdings	186,100	162,983
		349,766

Mexico – 5.87%		
America Movil Series L ADR	5,600	144,480
Cemex ADR	32,152	226,350
†Empresas ICA ADR	12,700	102,997
Fomento Economico Mexicano ADR	1,700	123,029
Grupo Financiero Banorte	15,000	65,700
Grupo Televisa ADR	13,200	292,908
Wal-Mart de Mexico	26,822	74,076
		1,029,540
Peru – 1.07%		
Cia de Minas Buenaventura ADR	2,900	118,726
Creditcorp	700	68,390
		187,116
Poland – 2.02%		
†Jastrzebska Spolka Weglowa	1,900	93,241
Polski Koncern Naftowy Orlen	4,191	70,269
Powszechna Kasa Oszczednosci Bank Polski	4,869	71,786
Powszechny Zaklad Ubezpieczen	876	119,163
		354,459
Republic of Korea – 16.11%		
@KB Financial Group ADR	6,400	317,504
KCC	621	206,184
KT ADR	10,600	209,456
KT&G	3,604	224,246
*LG Display ADR	4,900	62,916
LG Electronics	1,463	111,476
LG Uplus	14,420	72,743
@Lotte Chilsung Beverage	305	419,583
@Lotte Confectionery	136	232,186
*POSCO ADR	900	98,820
Samsung Electronics	565	452,430
Samsung Life Insurance	2,250	213,067
SK Telecom ADR	13,000	206,960
		2,827,571
Russia – 6.12%		
Gazprom ADR	17,900	256,143
LUKOIL ADR	2,300	154,445
MMC Norilsk Nickel ADR	4,200	111,914
Rosneft Oil GDR	16,700	141,726
Sberbank	74,858	274,130
VTB Bank GDR	22,600	135,167
		1,073,525
South Africa – 6.00%		
Anglo Platinum	1,115	95,317
ArcelorMittal South Africa	14,944	153,612
Impala Platinum Holdings	2,858	73,001
MTN Group	7,858	170,023
Sasol ADR	2,800	140,420
Standard Bank Group	14,135	205,578
Vodacom Group	16,926	215,466
		1,053,417
Taiwan – 6.49%		
Cathay Financial Holding	68,085	101,923
*Chunghwa Telecom ADR	3,500	121,660
Fubon Financial Holding	80,096	130,469
Hon Hai Precision Industry	101,376	288,665
HTC	3,310	98,312
MediaTek	5,004	44,753
Taiwan Semiconductor Manufacturing	42,000	104,215
Taiwan Semiconductor Manufacturing ADR	8,600	106,296
United Microelectronics	319,000	143,121
		1,139,414
Thailand – 2.27%		
Bangkok Bank	15,199	88,480
PTT	14,306	166,444
PTT Exploration & Production	5,800	35,782
Siam Cement NVDR	8,400	107,014
		397,720
Turkey – 1.82%		
Torunlar Gayrimenkul Yatirim Ortakligi	8,367	28,444
Turkcell Iletisim Hizmet ADR	10,000	127,999
Turkiye Is Bankasi Class C	34,641	98,858
Turkiye Sise ve Cam Fabrikalari	29,459	64,345
		319,646
United Kingdom – 0.76%		
Anglo American ADR	5,600	133,290
		133,290
United States – 7.61%		
Archer-Daniels-Midland	7,800	236,964
Avon Products	21,000	550,830
Bunge	2,200	151,382
†MEMC Electronic Materials	8,100	60,102
†Yahoo	25,700	336,670

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The Emerging Markets Portfolio II (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued based upon valuations provided at the mean between the bid and ask prices.Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 31, 2011.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$17,316,996
Aggregate unrealized appreciation	$1,902,126
Aggregate unrealized depreciation	(964,358)
Net unrealized appreciation	$937,768

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$8,959,369	$7,333,854	$33,600	$16,326,823
Short-Term Investments	282,481	825,522	-	1,108,003
Securities Lending Collateral	-	819,938	-	819,938
Total	$9,241,850	$8,979,314	$33,600	$18,254,764

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Common
Stock
Balance as of 10/31/10	$-
Purchases	60,900
Sales	(26,675)
Net realized loss	(625)
Balance as of 7/31/11	$33,600
Net change in unrealized
appreciation/depreciation
from investments
still held as of 7/31/11	$-

During the period ended July 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts
The Portfolio enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected is as of the date of this report, but may not be indicative of the type and volume of derivative activity for the period ended July, 31, 2011.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the initial applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the initial applicable collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the initial applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2011, the value of securities on loan was $787,774, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2011, the value of invested collateral was $819,938. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Focus Smid-Cap Growth Equity Portfolio

July 31, 2011

Number of Shares	Value
Common Stock – 95.90%		
Consumer Discretionary – 23.97%		
†DineEquity	7,000	$364,700
Fastenal	14,100	474,465
Gentex	12,900	365,586
†Interval Leisure Group	16,900	217,165
†ITT Educational Services	4,800	411,216
Ritchie Bros Auctioneers	13,500	369,765
Strayer Education	5,400	656,910
Weight Watchers International	13,900	1,072,940
		3,932,747
Consumer Staples – 6.99%		
†Peet's Coffee & Tea	10,500	613,200
Whole Foods Market	8,000	533,600
		1,146,800
Energy – 4.59%		
Core Laboratories	6,925	752,609
		752,609
Financials – 16.14%		
†Affiliated Managers Group	6,550	683,361
Heartland Payment Systems	22,700	477,608
†IntercontinentalExchange	5,050	622,665
†MSCI Class A	15,550	551,870
optionsXpress Holdings	20,700	312,570
		2,648,074
Healthcare – 13.22%		
†ABIOMED	20,300	335,153
†athenahealth	7,800	458,562
Perrigo	7,600	686,356
Techne	9,100	689,689
		2,169,760
Producer Durables – 6.77%		
Expeditors International of Washington	11,400	544,008
Graco	12,900	566,697
		1,110,705
Technology – 20.33%		
Blackbaud	20,900	530,860
†Polycom	21,000	567,630
†SBA Communications Class A	18,950	723,322
†Teradata	9,300	511,128
†VeriFone Systems	12,700	499,999
VeriSign	16,100	502,481
		3,335,420
Utilities – 3.89%		
†j2 Global Communications	23,900	639,086
		639,086
Total Common Stock (cost $13,850,938)		15,735,201
	Principal Amount	
Short-Term Investments – 4.36%		
≠*Discount Notes –3.25%*		
Federal Home Loan Bank		
0.006% 8/3/11	$27,036	27,036
0.050% 8/6/11	506,637	506,637
		533,673
Repurchase Agreement – 1.06%		
BNP Paribas 0.14%, dated 7/29/11, to be repurchased on 8/1/11, repurchase price $173,362 (collateralized by U.S. government obligations 3.875% 4/15/29; market value $176,831)	173,364	173,364
		173,364
≠*U.S. Treasury Obligations – 0.05%*		
U.S. Treasury Bill		
0.037% 8/4/11	8,485	8,485
		8,485
Total Short-Term Investments (cost $715,523)		715,522
Total Value of Securities – 100.26% (cost $14,566,461)		16,450,723
Liabilities Net of Receivables and Other Assets – (0.26%)		(42,390)
Net Assets Applicable to 1,070,613 Shares Outstanding – 100.00%		$16,408,333

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Focus Smid-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 29, 2011.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At July 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$14,863,917
Aggregate unrealized appreciation	$2,043,219
Aggregate unrealized depreciation	(456,413)
Net unrealized appreciation	$1,586,806

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $1,017,618 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,017,618 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio's investments by fair value hierarchy levels as of July 31, 2011:

	Level 1	Level 2	Total
Common Stock	$15,735,201	$-	$15,735,201
Short-Term Investments	173,364	542,158	715,522
Total	$15,908,565	$542,158	$16,450,723

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended July 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investment Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of July 31, 2011.

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Global Fixed Income Portfolio

July 31, 2011

Principal Amount○	Value (U.S. $)
Corporate Bonds – 16.42%∆			
Austria – 2.67%			
Oesterreichische Kontrollbank 4.875% 2/16/16	USD	2,226,000	$2,535,169
			2,535,169
France – 1.44%			
Agence Francaise de Developement 1.80% 6/19/15	JPY	100,000,000	1,364,064
			1,364,064
Germany – 6.36%			
KFW 5.25% 7/4/12	EUR	1,220,000	1,811,409
Rentenbank 1.375% 4/25/13	JPY	319,000,000	4,226,219
			6,037,628
Netherlands – 2.95%			
ING Bank			
3.90% 3/19/14	USD	1,010,000	1,091,307
•6.125% 5/29/23	EUR	665,000	989,542
Telefonica Europe 8.25% 9/15/30	USD	607,000	726,593
			2,807,442
Spain – 0.49%			
Telefonica Emisiones 5.877% 7/15/19		445,000	465,637
			465,637
United Kingdom – 2.37%			
HSBC Holdings 6.25% 3/19/18	EUR	700,000	1,091,944
•Lloyds TSB Bank 5.625% 3/5/18	EUR	411,000	570,696
•Standard Life 6.375% 7/12/22	EUR	410,000	591,942
			2,254,582
United States – 0.14%			
•Zurich Finance 4.50% 6/15/25	EUR	96,000	136,583
			136,583
Total Corporate Bonds (cost $13,202,442)			15,601,105
Sovereign Bonds – 52.97%∆			
Canada – 4.47%			
Canada Government International Bond 3.50% 1/13/20	EUR	2,800,000	4,246,327
			4,246,327
Denmark – 3.54%			
Denmark Government International Bond 2.75% 11/15/11	USD	3,340,000	3,362,625
			3,362,625
France – 2.29%			
France Government Bond O.A.T 4.00% 4/25/18	EUR	1,400,000	2,171,643
			2,171,643
Germany – 11.71%			
Bundesobligation 1.75% 10/9/15	EUR	237,000	342,471
Bundesschatzanweisungen 1.75% 6/14/13	EUR	502,113	729,299
Deutschland Republic			
2.50% 1/4/21	EUR	1,364,000	1,961,599
3.75% 1/4/15	EUR	2,480,000	3,835,413
3.75% 1/4/17	EUR	1,600,000	2,507,924
4.75% 7/4/28	EUR	371,000	637,503
6.25% 1/4/24	EUR	571,000	1,110,304
			11,124,513
Japan – 3.70%			
Japan Government			
10 yr Bond 0.50% 6/20/13	JPY	230,000,000	3,006,719
30 yr Bond 2.30% 6/20/35	JPY	37,150,000	513,108
			3,519,827
Mexico – 4.57%			
Mexican Bonos			
6.50% 6/10/21	MXN	15,000,000	1,268,938
8.50% 12/13/18	MXN	10,200,000	985,555
9.50% 12/18/14	MXN	6,800,000	651,315
Mexico Government International Bond 5.625% 1/15/17	USD	1,250,000	1,434,375
			4,340,183
Netherlands – 6.72%			
Netherlands Government Bond			
3.25% 7/15/21	EUR	1,500,000	2,211,259
3.75 1/15/42	EUR	1,050,000	1,600,303
4.25% 7/15/13	EUR	1,700,000	2,575,580
			6,387,142
Norway – 5.00%			
Eksportfinans 1.60% 3/20/14	JPY	355,000,000	4,748,953
			4,748,953
Poland – 5.61%			
Poland Government Bond			
5.25% 10/25/17	PLN	10,440,000	3,714,902

5.50% 10/25/19	PLN	4,550,000	1,616,247
			5,331,149
Qatar – 1.99%			
#Qatar Government International Bond 144A 5.25% 1/20/20	USD	1,707,000	1,886,235
			1,886,235
Slovakia – 1.89%			
Slovakia Government Bond 4.90% 2/11/14	EUR	1,188,345	1,800,229
			1,800,229
Slovenia – 1.48%			
Republic of Slovenia 4.375% 2/6/19	EUR	1,002,000	1,403,108
			1,403,108
Total Sovereign Bonds (cost $47,695,408)			**50,321,934**
Supranational Banks – 11.09%			
Asian Development Bank 2.35% 6/21/27	JPY	190,000,000	2,741,346
European Investment Bank			
1.40% 6/20/17	JPY	370,000,000	5,028,919
1.90% 1/26/26	JPY	163,400,000	2,209,452
Nordic Investment Bank 1.70% 4/27/17	JPY	40,000,000	552,255
Total Supranational Banks (cost $8,633,759)			**10,531,972**
U.S. Treasury Obligations – 18.16%			
U.S. Treasury Bond 4.50% 5/15/38	USD	1,300,000	1,390,188
U.S. Treasury Notes			
0.75% 6/15/14		1,700,000	1,711,025
1.875% 8/31/17		670,000	673,664
2.375% 3/31/16		3,153,000	3,320,257
2.375% 6/30/18		1,600,000	1,630,250
2.625% 1/31/18		4,375,000	4,562,989
3.625% 8/15/19		1,336,000	1,460,311
3.625% 2/15/21		1,300,000	1,395,164
3.75% 11/15/18		1,002,000	1,112,297
Total U.S. Treasury Obligations (cost $16,554,544)			**17,256,145**
Short-Term Investments – 0.59%			
≠Discount Notes – 0.29%			
Federal Home Loan Bank 0.05% 8/6/11		270,455	270,455
Freddie Mac 0.001% 8/15/11		6,010	6,010
			276,465
Repurchase Agreement – 0.10%			
BNP Paribas 0.14%, dated 7/29/11, to be repurchased on 8/1/11, repurchase price $92,546 (collateralized by U.S. Government obligations 3.875% 4/15/29, market value $94,397)		92,546	92,546
			92,546
≠U.S. Treasury Obligation – 0.20%			
U.S. Treasury Bill 0.037% 8/4/11		189,534	189,531
			189,531
Total Short-Term Investments (cost $558,545)			**558,542**
Total Value of Securities – 99.23% (cost $86,644,698)			94,269,698
Receivables and Other Assets Net of Liabilities – 0.77%			733,008
Net Assets Applicable to 8,187,678 Shares Outstanding – 100.00%			$95,002,706

°Principal amount is stated in the currency in which each security is denominated.

EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
MXN – Mexican Peso
PLN – Polish Zloty
USD – United States Dollar

ΔSecurities have been classified by country of origin.
•Variable rate security. The rate shown is the rate as of July 31, 2011. Interest rates reset periodically.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2011, the aggregate amount of Rule 144A securities was $1,886,235, which represented 1.99% of the Portfolio's net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
MNB – Mellon National Bank
O.A.T – Obligations Assimilables du Trésor
yr – Year

The following foreign cross currency exchange contract was outstanding at July 31, 2011[1]:

Foreign Cross Currency Exchange Contract

Counterparty	Contract to Deliver	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Pooled® Trust – The Global Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S government and agency securities are valued at the mean between the bid and ask prices. Short-term debt securities are valued at market value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 29, 2011.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$86,666,906
Aggregate unrealized appreciation	$8,194,598
Aggregate unrealized depreciation	(591,806)
Net unrealized appreciation	$7,602,792

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $38,911 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2016.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2011:

	Level 1	Level 2	Total
Corporate Bonds	$-	$15,601,105	$15,601,105
Foreign Debt	-	60,853,906	60,853,906
U.S Treasury Obligations	-	17,256,145	17,256,145
Short-Term Investments	92,546	465,996	558,542
Total	$92,546	$94,177,152	$94,269,698

Foreign Cross Currency Exchange Contract	$-	$37,051	$37,051

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended July 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected is as of the date of this report and generally similar to the volume of derivative activity for the period ended July 31, 2011.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of July 31, 2011.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2011, no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust - The Global Real Estate Securities Portfolio

July 31, 2011

Number of Shares	Value (U.S. $)
Common Stock – 100.15%∆		
Australia – 8.63%		
CFS Retail Property Trust	215,954	$410,256
Dexus Property Group	752,519	714,793
Goodman Group	649,629	484,794
GPT Group	194,973	644,756
=@†GPT Group-In Specie	1,337,300	0
Investa Office Fund	968,984	681,159
Mirvac Group	356,344	449,550
Westfield Group	171,659	1,499,848
		4,885,156
Austria – 0.84%		
Conwert Immobilien Invest	29,262	473,671
		473,671
Belgium – 0.97%		
Cofinimmo	3,961	549,194
		549,194
Brazil – 0.20%		
Cyrela	11,700	114,248
		114,248
Canada – 5.72%		
Boardwalk Real Estate Investment Trust	14,199	744,210
Calloway Real Estate Investment Trust	28,993	760,562
*Canadian Real Estate Investment Trust	18,061	630,897
First Capital Realty	24,081	423,995
*H&R Real Estate Investment Trust	29,440	677,061
		3,236,725
China/Hong Kong – 12.51%		
*Champion REIT	765,155	421,911
*China Overseas Land & Investment	153,164	342,960
Great Eagle Holdings	126,000	414,956
Hang Lung Properties	292,642	1,079,375
Hongkong Land Holdings	122,000	818,399
Link REIT	178,000	621,960
Shangri-La Asia	224,569	578,372
*Soho China	280,425	253,769
Sun Hung Kai Properties	119,735	1,819,836
Wharf Holdings	100,200	735,982
		7,087,520
France – 3.94%		
ICADE	4,883	562,324
Klepierre	4,627	173,011
*Unibail-Rodamco	6,730	1,498,322
		2,233,657
Germany – 1.14%		
@Alstria Office REIT	23,021	335,431
Deutsche Wohnen	19,208	311,891
		647,322
Japan – 9.55%		
Japan Prime Realty Investment	129	332,619
Japan Real Estate Investment	52	520,990
Mitsubishi Estate	98,772	1,771,206
Mitsui Fudosan	87,446	1,670,768
Nippon Accomdations Fund	91	704,793
United Urban Investment	339	409,673
		5,410,049
Netherlands – 0.38%		
Vastned Offices	12,954	213,277
		213,277
Singapore – 4.64%		
CapitaLand	215,145	517,311
†Global Logistic Properties	338,000	565,872
Mapletree Logistics Trust	769,760	587,945
Parkway Life Real Estate Investment Trust	284,812	439,722
Suntec Real Estate Investment Trust	406,712	517,999
		2,628,849
Switzerland – 1.07%		
*PSP Swiss Property	5,971	603,884
		603,884
United Kingdom – 6.93%		
Derwent London	23,541	691,602
Great Portland Estates	72,532	494,059
Hammerson	124,858	952,207
Land Securities Group	21,488	300,299
Segro	130,003	642,959

Shaftesbury	59,357	496,998
†Unite Group	100,301	348,275
		3,926,399
United States – 43.63%		
*Alexandria Real Estate Equities	6,255	512,910
Ashford Hospitality Trust	30,094	328,025
AvalonBay Communities	4,714	632,572
Boston Properties	12,663	1,359,500
Brandywine Realty Trust	4,913	58,907
BRE Properties	14,273	749,047
Camden Property Trust	7,170	480,892
*Cogdell Spencer	38,413	228,941
Developers Diversified Realty	13,003	189,974
*Digital Realty Trust	7,802	477,560
*DuPont Fabros Technology	18,388	468,710
Education Realty Trust	36,259	318,354
*Entertainment Properties Trust	3,520	163,645
Equity Lifestyle Properties	7,541	491,372
*Equity Residential	21,744	1,344,214
*Extra Space Storage	22,786	484,430
*Federal Realty Investment Trust	4,972	434,254
*†Forest City Enterprises Class A	13,617	245,242
General Growth Properties	34,091	573,070
Glimcher Realty Trust	39,138	385,509
HCP	25,626	941,243
*Home Properties	4,163	272,760
Host Hotels & Resorts	55,001	871,766
*Kilroy Realty	14,543	561,069
*Kimco Realty	30,856	587,190
*LaSalle Hotel Properties	6,177	154,487
*Liberty Property Trust	10,854	368,602
*Macerich	13,990	743,289
*Marriott International Class A	6,242	202,865
Mission West Properties	45,050	364,905
ProLogis	33,346	1,188,118
PS Business Parks	5,109	290,242
*Public Storage	8,453	1,011,232
*Regency Centers	6,546	294,046
Simon Property Group	22,981	2,769,439
SL Green Realty	8,644	708,981
UDR	22,734	598,132
Ventas	21,977	1,189,615
Vornado Realty Trust	9,448	883,860
*Washington Real Estate Investment Trust	16,009	512,608
*Weingarten Realty Investors	10,301	264,942
		24,706,519
Total Common Stock (cost $50,972,502)		**56,716,470**
	Principal Amount (U.S. $)	
Short-Term Investments – 1.09%		
≠Discount Notes – 0.49%		
Federal Home Loan Bank		
0.006% 8/3/11	$93,913	93,914
0.015% 9/1/11	5,801	5,800
0.02% 9/20/11	11,601	11,599
0.04% 11/2/11	11,601	11,597
0.05% 8/6/11	22,352	22,352
Freddie Mac		
0.001% 8/15/11	95,186	95,185
0.05% 11/2/11	38,433	38,421
		278,868
Repurchase Agreement – 0.01%		
BNP Paribas 0.14%, dated 7/29/11, to be repurchased on 8/1/11, repurchase price $7,648 (collateralized by U.S. government obligations 3.875% 4/15/29; market value $7,801)	7,648	7,648
		7,648
≠U.S. Treasury Obligations – 0.59%		
U.S. Treasury Bills		
0.002% 8/11/11	10,511	10,510
0.037% 8/4/11	322,434	322,428
		332,938
Total Short-Term Investments (cost $619,473)		**619,454**
Total Value of Securities Before Securities Lending Collateral – 101.24% (cost $51,591,975)		**57,335,924**
	Number of Shares

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust -The Global Real Estate Securities Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 - October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 29, 2011.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$64,538,654
Aggregate unrealized appreciation	$7,566,127
Aggregate unrealized depreciation	(5,115,331)
Net unrealized appreciation	$2,450,796

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $109,237,085 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $1,245,667 expires in 2015, $53,802,495 expires in 2016, $50,784,384 expires in 2017 and $3,404,539 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$28,057,492	$28,658,978	$-	$56,716,470
Short-Term Investments	7,648	611,806	-	619,454
Securities Lending Collateral	-	9,653,526	-	9,653,526
Total	$28,065,140	$38,924,310	$-	$66,989,450

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/10	$21,486
Sales	(21,030)
Net change in unrealized
appreciation/depreciation	(456)
Balance as of 7/31/11	$-

Net change in unrealized
appreciation/depreciation
from investments
still held as of 7/31/11	$(20,399)

During the period ended July 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at July 31, 2011.

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected is as of the date of this report and generally similar to the volume of derivative activity for the period ended July 31, 2011.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2011, the value of securities on loan was $10,297,648, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2011, the value of invested collateral was $9,653,526. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the REITS it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The High-Yield Bond Portfolio

July 31, 2011

Principal Amount (U.S. $)	Value (U.S. $)
Corporate Bonds – 92.96%		
Automotive – 4.43%		
*American Axle & Manufacturing 7.875% 3/1/17	$289,000	$296,586
ArvinMeritor 8.125% 9/15/15	261,000	272,093
#Chrysler Group 144A 8.25% 6/15/21	480,000	472,799
*Dana Holding 6.75% 2/15/21	252,000	257,355
*Ford Motor 7.45% 7/16/31	284,000	325,129
Ford Motor Credit 12.00% 5/15/15	135,000	169,634
#International Automotive Components Group 144A 9.125% 6/1/18	195,000	201,338
*#Jaguar Land Rover 144A 8.125% 5/15/21	290,000	295,075
#Pinafore 144A 9.00% 10/1/18	309,000	339,127
		2,629,136
Banking – 3.07%		
BAC Capital Trust VI 5.625% 3/8/35	490,000	430,743
•Fifth Third Capital Trust IV 6.50% 4/15/37	299,000	293,020
•#HBOS Capital Funding 144A 6.071% 6/29/49	308,000	255,640
•Regions Financing Trust II 6.625% 5/15/47	495,000	439,091
•SunTrust Capital VIII 6.10% 12/15/36	415,000	405,909
		1,824,403
Basic Industry – 12.90%		
*AK Steel 7.625% 5/15/20	420,000	431,549
#Algoma Acquisition 144A 9.875% 6/15/15	351,000	319,410
#APERAM 144A 7.75% 4/1/18	220,000	222,200
#Appleton Papers 144A 10.50% 6/15/15	211,000	224,188
#Building Materials Corp. of America 144A 6.75% 5/1/21	293,000	297,761
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	605,000	561,137
#FMG Resources August 2006 144A 7.00% 11/1/15	204,000	212,415
Georgia-Pacific 8.00% 1/15/24	255,000	315,100
Headwaters 7.625% 4/1/19	249,000	237,795
Hexion US Finance		
8.875% 2/1/18	36,000	38,340
*9.00% 11/15/20	170,000	176,800
Interface 7.625% 12/1/18	211,000	225,770
#International Wire Group Holdings 144A 9.75% 4/15/15	100,000	105,250
#James River Escrow 144A 7.875% 4/1/19	216,000	218,700
#JMC Steel Group 144A 8.25% 3/15/18	258,000	268,965
#Kinove German Bondco 144A 9.625% 6/15/18	250,000	263,750
#Longview Fibre Paper & Packaging 144A 8.00% 6/1/16	290,000	298,700
#MacDermid 144A 9.50% 4/15/17	290,000	306,675
*#Masonite International 144A 8.25% 4/15/21	280,000	283,500
#Millar Western Forest Products 144A 8.50% 4/1/21	160,000	140,000
Momentive Performance Materials 9.00% 1/15/21	397,000	410,894
#Murray Energy 144A 10.25% 10/15/15	279,000	294,345
#Nalco 144A 6.625% 1/15/19	178,000	200,695
Norcraft Finance		
10.50% 12/15/15	166,000	162,680
#144A 10.50% 12/15/15	150,000	147,000
#Nortek 144A 8.50% 4/15/21	310,000	290,625
*Ply Gem Industries 13.125% 7/15/14	294,000	303,555
Polypore International 7.50% 11/15/17	297,000	317,048
=@PT Holdings 12.431% 8/27/12	11,725	5,335
Ryerson		
•7.648% 11/1/14	123,000	121,463
12.00% 11/1/15	242,000	258,335
		7,659,980
Capital Goods – 5.59%		
*Associated Materials 9.125% 11/1/17	218,000	221,270
Berry Plastics		
9.75% 1/15/21	299,000	299,000
*10.25% 3/1/16	151,000	149,868
#DAE Aviation Holdings 144A 11.25% 8/1/15	284,000	293,940
Kratos Defense & Security Solutions 10.00% 6/1/17	250,000	268,125
Manitowoc 9.50% 2/15/18	250,000	276,250
*Mueller Water Products 7.375% 6/1/17	325,000	312,000
Pregis 12.375% 10/15/13	311,000	309,445
#Reynolds Group Issuer 144A		
8.25% 2/15/21	100,000	92,750
9.00% 4/15/19	325,000	324,999
9.875% 8/15/19	545,000	551,131
TriMas 9.75% 12/15/17	197,000	217,685
		3,316,463
Consumer Cyclical – 5.19%		
#Brown Group 144A 7.125% 5/15/19	225,000	219,375
#Burlington Coat Factory Warehouse 144A 10.00% 2/15/19	451,000	454,382
CKE Restaurants 11.375% 7/15/18	244,000	270,230

Dave & Buster's 11.00% 6/1/18	341,000	375,100
*DineEquity 9.50% 10/30/18	284,000	313,465
*#Dunkin Brands 144A 9.625% 12/1/18	245,000	248,366
Express Finance 8.75% 3/1/18	176,000	190,960
Hanesbrands 6.375% 12/15/20	89,000	89,000
#Icon Health & Fitness 144A 11.875% 10/15/16	154,000	159,390
*#Needle Merger Sub 144A 8.125% 3/15/19	161,000	163,415
OSI Restaurant Partners 10.00% 6/15/15	285,000	299,963
Quiksilver 6.875% 4/15/15	153,000	149,749
Tops Markets 10.125% 10/15/15	137,000	146,761
		3,080,156
Consumer Non-Cyclical – 3.62%		
#Armored Autogroup 144A 9.25% 11/1/18	317,000	312,245
#Blue Merger Sub 144A 7.625% 2/15/19	324,000	334,935
#Bumble Bee Acquisition 144A 9.00% 12/15/17	200,000	202,750
Cott Beverages 8.375% 11/15/17	143,000	152,295
*Dean Foods 7.00% 6/1/16	338,000	336,310
*Pinnacle Foods Finance 10.625% 4/1/17	221,000	238,680
#Scotts Miracle-Gro 144A 6.625% 12/15/20	77,000	79,888
*Visant 10.00% 10/1/17	173,000	179,704
#Viskase 144A 9.875% 1/15/18	294,000	310,170
		2,146,977
Energy – 11.12%		
American Petroleum Tankers 10.25% 5/1/15	233,000	242,320
Antero Resources Finance 9.375% 12/1/17	258,000	283,800
Aquilex Holdings 11.125% 12/15/16	241,000	232,264
#Calumet Specialty Products Partners 144A 9.375% 5/1/19	285,000	293,550
Chaparral Energy 8.25% 9/1/21	428,000	444,049
Chesapeake Energy		
6.625% 8/15/20	217,000	235,445
6.875% 11/15/20	33,000	35,970
*7.25% 12/15/18	12,000	13,380
Comstock Resources 7.75% 4/1/19	255,000	265,519
Copano Energy 7.75% 6/1/18	178,000	186,010
*Crosstex Energy 8.875% 2/15/18	200,000	218,500
#Helix Energy Solutions Group 144A 9.50% 1/15/16	370,000	390,349
#Hercules Offshore 144A 10.50% 10/15/17	274,000	287,700
#Hilcorp Energy I 144A 8.00% 2/15/20	287,000	311,395
Holly 9.875% 6/15/17	188,000	211,970
#Laredo Petroleum 144A 9.50% 2/15/19	342,000	365,085
Linn Energy		
8.625% 4/15/20	240,000	267,000
#144A 6.50% 5/15/19	45,000	45,056
#NFR Energy 144A 9.75% 2/15/17	381,000	375,285
#Oasis Petroleum 144A 7.25% 2/1/19	249,000	257,093
Offshore Group Investments		
11.50% 8/1/15	203,000	225,838
#144A 11.50% 8/1/15	25,000	27,813
Petrohawk Energy 7.25% 8/15/18	284,000	331,570
Petroleum Development 12.00% 2/15/18	249,000	278,880
Pioneer Drilling 9.875% 3/15/18	268,000	288,770
*Quicksilver Resources 7.125% 4/1/16	178,000	179,780
SandRidge Energy		
8.75% 1/15/20	64,000	70,560
#144A 7.50% 3/15/21	224,000	235,480
		6,600,431
Financials – 2.18%		
E Trade Financial PIK 12.50% 11/30/17	252,000	302,400
•#ILFC E-Capital Trust I 144A 5.74% 12/21/65	135,000	113,534
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	250,000	215,000
Nuveen Investments		
10.50% 11/15/15	466,000	488,135
#144A 10.50% 11/15/15	168,000	174,300
		1,293,369
Healthcare – 6.59%		
Accellent 10.00% 11/1/17	166,000	163,925
#AMGH Merger Sub 144A 9.25% 11/1/18	270,000	290,250
Biomet 11.625% 10/15/17	294,000	325,238
Community Health Systems 8.875% 7/15/15	265,000	274,606
#DJO Finance 144A 9.75% 10/15/17	441,000	449,819
*#HCA Holdings 144A 7.75% 5/15/21	155,000	158,488
*HealthSouth 7.75% 9/15/22	62,000	66,340
#inVentiv Health 144A 10.00% 8/15/18	241,000	236,180
Lantheus Medical Imaging 9.75% 5/15/17	373,000	382,325
#Multiplan 144A 9.875% 9/1/18	337,000	363,118
NBTY 9.00% 10/1/18	372,000	399,435
Radiation Therapy Services 9.875% 4/15/17	283,000	277,340
Radnet Management 10.375% 4/1/18	247,000	251,940
#STHI Holding 144A 8.00% 3/15/18	267,000	275,010
		3,914,014
Insurance – 2.56%		
•American International Group 8.175% 5/15/58	342,000	374,063
•Genworth Financial 6.15% 11/15/66	172,000	113,520

•ING Groep 5.775% 12/29/49	372,000	338,520
•#Liberty Mutual Group 144A 7.00% 3/15/37	289,000	281,568
*•XL Group 6.50% 12/29/49	437,000	412,418
		1,520,089
Media – 6.91%		
#Affinion Group 144A 7.875% 12/15/18	374,000	355,300
#AMC Networks 144A 7.75% 7/15/21	295,000	311,225
#AMO Escrow 144A 11.50% 12/15/17	147,000	158,393
Cablevision Systems 8.00% 4/15/20	133,000	146,300
*CCO Holdings		
8.125% 4/30/20	390,000	429,974
#144A 7.00% 1/15/19	27,000	28,148
•#Clear Channel Communications 144A 9.00% 3/1/21	317,000	301,150
DISH DBS 7.875% 9/1/19	57,000	62,914
Entravision Communications 8.75% 8/1/17	165,000	173,250
*#Kabel BW Erste Beteiligungs 144A 7.50% 3/15/19	180,000	186,300
MDC Partners		
11.00% 11/1/16	272,000	301,580
#144A 11.00% 11/1/16	95,000	104,381
Nexstar Broadcasting 8.875% 4/15/17	255,000	269,663
*#Ono Finance II 144A 10.875% 7/15/19	415,000	434,712
#Sinclair Television Group 144A 9.25% 11/1/17	153,000	169,065
#UPC Holding 144A 9.875% 4/15/18	100,000	111,250
Virgin Media Finance 8.375% 10/15/19	100,000	112,250
WMG Acquisition 9.50% 6/15/16	170,000	181,263
#XM Satellite Radio 144A 7.625% 11/1/18	251,000	267,315
		4,104,433
Services – 11.79%		
*#ARAMARK Holdings PIK 144A 8.625% 5/1/16	285,000	294,975
Beazer Homes USA		
9.125% 6/15/18	94,000	79,430
9.125% 5/15/19	363,000	304,920
Cardtronics 8.25% 9/1/18	127,000	135,255
Casella Waste Systems		
11.00% 7/15/14	163,000	181,745
#144A 7.75% 2/15/19	336,000	334,320
#CMA CGM 144A 8.50% 4/15/17	295,000	221,250
Darling International 8.50% 12/15/18	150,000	165,938
#Delta Air Lines 144A 12.25% 3/15/15	232,000	259,550
#Equinox Holdings 144A 9.50% 2/1/16	253,000	269,445
*#Geo Group 144A 6.625% 2/15/21	83,000	83,415
Harrah's Operating 10.00% 12/15/18	637,000	573,299
Kansas City Southern de Mexico		
8.00% 2/1/18	191,000	212,526
#144A 6.125% 6/15/21	85,000	87,338
Kansas City Southern Railway 13.00% 12/15/13	19,000	22,230
*Marina District 9.875% 8/15/18	148,000	152,070
MGM MIRAGE 11.375% 3/1/18	834,000	971,609
M/I Homes 8.625% 11/15/18	453,000	450,734
PHH 9.25% 3/1/16	230,000	253,000
*Pinnacle Entertainment 8.75% 5/15/20	287,000	308,525
RSC Equipment Rental III		
8.25% 2/1/21	172,000	178,450
10.25% 11/15/19	61,000	68,473
#Seven Seas Cruises 144A 9.125% 5/15/19	280,000	293,300
Standard Pacific 10.75% 9/15/16	120,000	137,400
*Swift Services Holdings 10.00% 11/15/18	95,000	102,719
*#Swift Transportation 144A 12.50% 5/15/17	183,000	196,268
#United Air Lines 144A 12.00% 11/1/13	351,000	374,693
#West 144A 7.875% 1/15/19	285,000	285,713
		6,998,590
Technology & Electronics – 7.28%		
*Advanced Micro Devices 7.75% 8/1/20	425,000	449,438
Aspect Software 10.625% 5/15/17	268,000	288,100
Avaya		
9.75% 11/1/15	50,000	51,125
#144A 7.00% 4/1/19	375,000	364,688
PIK 10.125% 11/1/15	85,000	87,338
#Buccaneer Merger Sub 144A 9.125% 1/15/19	245,000	257,556
*First Data		
9.875% 9/24/15	417,000	425,340
11.25% 3/31/16	287,000	284,130
GXS Worldwide 9.75% 6/15/15	299,000	303,485
*#iGate 144A 9.00% 5/1/16	280,000	281,400
MagnaChip Semiconductor 10.50% 4/15/18	194,000	215,825
#MedAssets 144A 8.00% 11/15/18	149,000	151,235
#Seagate HDD Cayman 144A 7.75% 12/15/18	312,000	329,160
*SunGard Data Systems 10.25% 8/15/15	217,000	225,680
#Telcordia Technologies 144A 11.00% 5/1/18	486,000	611,144
		4,325,644
Telecommunications – 8.12%		
#Clearwire Communications 144A		
12.00% 12/1/15	422,000	432,047

*12.00% 12/1/17	385,000	385,480
#Columbus International 144A 11.50% 11/20/14	110,000	124,056
Cricket Communications 7.75% 10/15/20	289,000	287,555
#Digicel Group 144A 10.50% 4/15/18	265,000	297,463
#EH Holding 144A 7.625% 6/15/21	230,000	238,050
*#Integra Telecom Holdings 144A 10.75% 4/15/16	215,000	224,138
Intelsat Bermuda		
11.25% 2/4/17	614,000	658,514
PIK 11.50% 2/4/17	337,432	363,583
#Level 3 Communications 144A 11.875% 2/1/19	140,000	153,650
Level 3 Financing 10.00% 2/1/18	312,000	337,740
NII Capital 7.625% 4/1/21	139,000	146,645
PAETEC Holding 9.875% 12/1/18	204,000	219,810
*#Satmex Escrow 144A 9.50% 5/15/17	140,000	144,200
Sprint Capital 8.75% 3/15/32	284,000	308,850
Telesat Canada 12.50% 11/1/17	177,000	208,639
#Wind Acquisition Finance 144A 11.75% 7/15/17	260,000	289,575
		4,819,995
Utilities – 1.61%		
#Calpine 144A		
7.50% 2/15/21	175,000	182,000
7.875% 1/15/23	115,000	120,894
Elwood Energy 8.159% 7/5/26	58,296	58,879
*GenOn Energy 9.50% 10/15/18	299,000	314,697
*Mirant Americas 8.50% 10/1/21	115,000	117,875
•Puget Sound Energy 6.974% 6/1/67	155,000	160,223
		954,568
Total Corporate Bonds (cost $54,453,545)		**55,188,248**
«Senior Secured Loans – 0.84%		
Brock Holdings III 10.00% 2/15/18	80,000	82,500
PQ 6.69% 7/30/15	145,000	142,463
Texas Competitive Electric Holdings 3.686% 10/10/14	345,000	271,687
Total Senior Secured Loans (cost $501,050)		**496,650**
	Number of Shares	
Common Stock – 0.25%		
†Alliance HealthCare Service	5,166	18,649
=†πAvado Brands	121	0
=†Century Communications	60,000	0
†DIRECTV Class A	1,200	60,817
†Flextronics International	3,700	23,865
†GenOn Energy	59	230
†GeoEye	450	17,982
*†Mobile Mini	1,294	27,316
=†πPT Holdings	40	0
Total Common Stock (cost $146,177)		**148,859**
Preferred Stocks – 1.36%		
Ally Financial		
•π8.50%	15,000	369,300
#144A 1.179%	200	181,713
•†GMAC Capital Trust I 8.125%	10,000	256,200
=†PT Holdings	8	0
Total Preferred Stocks (cost $795,420)		**807,213**
Warrant – 0.00%		
π=@†PT Holdings	8	0
Total Warrant (cost $192)		**0**
	Principal Amount (U.S. $)	
Short-Term Investments – 4.25%		
≠Discount Note – 3.17%		
Federal Home Loan Bank 0.05% 8/6/11	$1,882,756	1,882,756
		1,882,756
Repurchase Agreement – 1.08%		
BNP Paribas 0.14%, dated 7/29/11, to be repurchased on 8/1/11, repurchase price $644,258 (collateralized by U.S. government obligations 3.875% 4/15/29; market value $657,135)	644,250	644,250
		644,250
Total Short-Term Investments (cost $2,527,006)		**2,527,006**
Total Value of Securities Before Securities Lending Collateral – 99.66% (cost $58,423,390)		**59,167,976**
	Number of Shares	
Securities Lending Collateral – 15.38%**		
Investment Companies		
BNY Mellon SL DBT II Liquidating Fund	18,886	18,227
Delaware Investments Collateral Fund No. 1	9,110,684	9,110,684
†@Mellon GSL Reinvestment Trust II	31,196	0
Total Securities Lending Collateral (cost $9,160,766)		**9,128,911**

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The High-Yield Bond Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 29, 2011.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$67,593,257
Aggregate unrealized appreciation	$1,475,430
Aggregate unrealized depreciation	(771,800)
Net unrealized appreciation	$703,630

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $3,652,527 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $1,437,186 expires in 2016 and $2,215,341 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$148,859	$-	$-	$148,859
Corporate Debt	-	55,679,563	5,335	55,684,898
Short-Term Investments	644,250	1,882,756	-	2,527,006
Securities Lending Collateral	-	9,128,911	-	9,128,911
Other	625,500	181,713	-	807,213
Total	$1,418,609	$66,872,943	$5,335	$68,296,887

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Securities
	Common	Corporate	Lending
	Stock	Debt	Collateral	Other	Total
Balance as of 10/31/11	$-	$8,501	$1,699	$1	$10,201
Purchases	-	885,000	-	-	885,000
Sales	(284)	(887,550)	(1,663)	-	(889,497)
Net realized gain (loss)	-	2,469	-	(1)	2,468
Net change in unrealized
appreciation/depreciation	284	(3,085)	(36)	-	(2,837)
Balance as of 7/31/11	$-	$5,335	$-	$-	$5,335

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/11	$284	$(3,166)	$(1,613)	$-	$(4,495)

During the period ended July 31, 2011, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Portfolio.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2011, the value of securites on loan was $8,763,105, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2011, the value of invested collateral was $9,128,911. These investments are presented on the schedule on investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Portfolio invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's and Baa3 by Moody's Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The International Equity Portfolio

July 31, 2011

Number of Shares	Value (U.S. $)
Common Stock – 99.46%∆		
Australia – 7.34%		
Amcor	1,432,415	$11,056,872
AMP	2,024,149	10,124,163
QBE Insurance Group	706,126	12,708,472
Telstra	4,647,329	15,245,177
†Treasury Wine Estates	139,175	525,993
		49,660,677
Belgium – 0.00%		
✗†Ageas VVPR Strip	732,357	1,052
		1,052
France – 13.71%		
Carrefour	369,559	10,904,378
Compagnie de Saint-Gobain	153,236	8,855,311
France Telecom	927,370	19,190,098
†GDF Suez	162,519	234
Sanofi-Aventis	259,435	20,158,949
Societe Generale	127,146	6,293,897
Total	336,125	18,167,643
*Vinci	159,908	9,267,265
		92,837,775
Germany – 4.84%		
Deutsche Telekom	1,065,093	16,602,971
RWE	308,528	16,175,066
		32,778,037
Ireland – 1.28%		
Experian	659,070	8,665,310
		8,665,310
Israel – 1.95%		
Teva Pharmaceutical Industries ADR	283,000	13,199,120
		13,199,120
Italy – 4.61%		
ENI	764,271	16,608,990
Intesa Sanpaolo	6,328,529	14,599,144
		31,208,134
Japan – 20.75%		
Astellas Pharma	491,400	19,090,880
Canon	433,100	20,880,397
Hoya	119,500	2,900,112
Kao	626,800	17,725,417
KDDI	729	5,417,049
Seven & I Holdings	743,373	21,197,064
Shin-Etsu Chemical	61,100	3,295,836
Takeda Pharmaceutical	449,600	21,445,011
Tokio Marine Holdings	494,652	14,586,810
Toyota Motor	282,700	11,540,946
Trend Micro	77,000	2,409,837
		140,489,359
Netherlands – 5.36%		
ING Groep CVA	929,243	9,972,043
Koninklijke Ahold	1,163,875	15,498,019
*Reed Elsevier	810,634	10,811,413
		36,281,475
Singapore – 4.72%		
Jardine Matheson Holdings	154,015	8,800,165
Singapore Telecommunications	4,411,602	12,291,776
*United Overseas Bank	638,644	10,831,653
		31,923,594
Spain – 6.74%		
*Banco Santander	708,366	7,456,019
†Distribuidora Internacional de Alimentacion	369,559	1,566,561
Iberdrola	2,331,661	18,946,991
Telefonica	792,879	17,673,533
		45,643,104
Switzerland – 5.70%		
Novartis	329,780	20,198,237
SGS	1,567	3,041,072
Zurich Financial Services	64,463	15,315,840
		38,555,149
Taiwan – 1.56%		
Taiwan Semiconductor Manufacturing ADR	852,632	10,538,532

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between bid and ask prices. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At July 31, 2011, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At July 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$651,421,194
Aggregate unrealized appreciation	$151,731,015
Aggregate unrealized depreciation	(108,452,580)
Net unrealized appreciation	$43,278,435

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $181,917,222 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $168,057,741 expires in 2017 and 13,859,481 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$23,737,652	$649,506,245	$-	$673,243,897
Short-Term Investments	-	4,938,647	-	4,938,647
Securities Lending Collateral	-	16,517,085	-	16,517,085
Total	$23,737,652	$670,961,977	$-	$694,699,629

Foreign Currency Exchange Contracts	$-	$(692,089)	$-	$(692,089)

As a result of utilizing international fair value pricing at July 29, 2011, the majority of the portfolio was categorized as Level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/10	$77,923
Sales	(76,268)
Net change in unrealized
appreciation/depreciation	(1,655)
Balance as of 7/31/11	$-

Net change in unrealized
appreciation/depreciation
from investments
still held as of 7/31/11	$(73,980)

During the period ended July 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected is as of the date of this report, but may not be indicative of the type and volume of derivative activity for the period ended July, 31, 2011.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2011, the value of the securities on loan was $12,632,176, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2011, the value of invested collateral was $16,517,085. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 10% limit on investments in illiquid securities. As of July 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Mondrian Investment Partners Limited – Approval of new Investment Sub-Advisory Agreement
At a board meeting held on July 28, 2011, the Fund’s Board of Trustees voted to approve a new sub-advisory agreement with Mondrian for the Fund. Shareholders of the Fund will be asked to approve a new sub-advisory agreement for the Fund at a meeting scheduled on November 21, 2011.

The New Sub-Advisory Agreement will become effective only if approved by the shareholders of the Fund. In the event shareholders of the Fund do not approve the New Sub-Advisory Agreement, the Fund’s Board will take such action as it deems to be in the best interests of the Fund and its shareholders.

7. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2011, that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Labor Select International Equity Portfolio

July 31, 2011

Number of Shares	Value (U.S.$)
Common Stock – 99.47%∆		
Australia – 8.31%		
Amcor	1,785,133	$13,779,517
AMP	2,001,850	10,012,630
QBE Insurance Group	707,354	12,730,573
Telstra	4,868,934	15,972,134
†Treasury Wine Estates	138,307	522,716
		53,017,570
Belgium – 0.00%		
✗†Ageas VVPR Strip	305,506	439
		439
France – 14.68%		
Carrefour	409,814	12,092,160
*France Telecom	1,040,757	21,536,420
GDF Suez	438,464	14,338,680
†GDF Suez Strip	101,871	146
Sanofi-Aventis	244,710	19,014,768
*Societe Generale	120,621	5,970,901
Total	208,800	11,285,694
*Vinci	163,438	9,471,842
		93,710,611
Germany – 2.51%		
RWE	305,084	15,994,509
		15,994,509
Ireland – 1.51%		
Experian	731,612	9,619,076
		9,619,076
Israel – 2.01%		
Teva Pharmaceutical Industries ADR	275,400	12,844,656
		12,844,656
Italy – 2.25%		
Intesa Sanpaolo	6,227,270	14,365,552
		14,365,552
Japan – 20.53%		
Astellas Pharma	437,900	17,012,407
Canon	430,000	20,730,942
Hoya	114,200	2,771,488
Kao	626,500	17,716,933
KDDI	1,253	9,310,786
Seven & I Holdings	807,400	23,022,774
Shin-Etsu Chemical	58,900	3,177,164
Takeda Pharmaceutical	408,600	19,489,393
Tokio Marine Holdings	528,600	15,587,904
Trend Micro	72,000	2,253,354
		131,073,145
Netherlands – 6.38%		
†ING Groep CVA	953,468	10,232,010
Koninklijke Ahold	1,329,990	17,709,987
*Reed Elsevier	960,370	12,808,440
		40,750,437
Singapore – 5.40%		
Singapore Telecommunications	5,689,000	15,850,912
United Overseas Bank	1,098,705	18,634,527
		34,485,439
Spain – 7.30%		
*Banco Santander	692,624	7,290,324
†Distribuidora Internacional de Alimentacion	409,814	1,737,203
Iberdrola	2,371,097	19,267,429
Telefonica	820,514	18,289,527
		46,584,483
Switzerland – 5.97%		
Novartis	336,450	20,606,759
SGS	1,458	2,829,536
Zurich Financial Services	61,890	14,704,518
		38,140,813
United Kingdom – 22.62%		
BG Group	852,149	20,094,401
BP	2,551,935	19,236,510
Compass Group	2,140,035	20,129,312
GlaxoSmithKline	976,482	21,774,779
*Royal Dutch Shell Class A	647,495	23,766,803
Unilever	586,033	18,709,945
Vodafone Group	7,368,043	20,666,372

144,378,122
Total Common Stock (cost $613,458,503)		634,964,852
	Principal Amount (U.S. $)	
≠Short-Term Investments – 1.10%		
Discount Notes – 0.48%		
Federal Home Loan Bank		
0.01% 8/11/11	$2,859,342	2,859,318
0.015% 9/1/11	4,078	4,077
0.02% 9/20/11	8,155	8,154
0.04% 11/2/11	8,155	8,153
Freddie Mac		
0.001% 8/15/11	121,987	121,986
0.05% 11/2/11	27,017	27,009
		3,028,697
U.S. Treasury Obligations – 0.62%		
U.S. Treasury Bills		
0.002% 8/11/11	1,635,399	1,635,283
0.037% 8/4/11	2,349,222	2,349,173
		3,984,456
Total Short-Term Investments (cost $7,013,337)		7,013,153
Total Value of Securities Before Securities Lending Collateral – 100.57% (cost $620,471,840)		641,978,005
	Number of Shares	
Securities Lending Collateral – 3.42%**		
Investment Companies		
BNY Mellon SL DBT II Liquidating Fund	326,821	315,415
Delaware Investments Collateral Fund No.1	21,520,882	21,520,882
@†Mellon GSL Reinvestment Trust II	494,977	0
Total Securities Lending Collateral (cost $22,342,680)		21,836,297
Total Value of Securities – 103.99% (cost $642,814,520)		663,814,302 ⅄
Obligation to Return Securities Lending Collateral – (3.50%)**		(22,342,680)
Other Liabilities Net of Receivables and Other Assets – (0.49%)		(3,155,115)
Net Assets Applicable to 46,084,834 Shares Outstanding – 100.00%		$638,316,507

ΔSecurities have been classified by country of origin.
†Non income producing security.
*Fully or partially on loan.
**See Note 4 in "Notes."
⅄Includes $16,226,958 of securities loaned.
≠The rate shown is the effective yield at time of purchase.
@Illiquid security. At July 31, 2011, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Portfolio's net assets. See Note 5 in "Notes."
✗Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
CHF – Swiss Franc
CVA – Dutch Certificate
EUR – European Monetary Unit
JPY – Japanese Yen
MNB – Mellon National Bank
USD – United States Dollar
VVPR Strip – Dividend Coupon

The following foreign currency exchange contracts were outstanding at July 31, 2011[1]:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	AUD	(434,914)	USD	480,415	8/2/11	2,875
MNB	AUD	(433,126)	USD	477,912	8/3/11	2,404
MNB	AUD	(34,040,500)	USD	37,139,547	10/31/11	191,454
MNB	CHF	26,613	USD	(33,188)	8/2/11	598
MNB	CHF	358,507	USD	(447,965)	8/3/11	7,177
MNB	CHF	(11,208,500)	USD	13,312,706	9/30/11	(929,768)
MNB	EUR	186,172	USD	(265,834)	8/1/11	1,667

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Labor Select International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between bid and ask prices. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At July 31, 2011, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At July 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$644,196,962
Aggregate unrealized appreciation	$149,016,846
Aggregate unrealized depreciation	(129,399,506)
Net unrealized appreciation	$19,617,340

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $103,831,271 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $85,355,469 expires in 2017 and $18,475,802 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$12,844,656	$622,120,196	$-	$634,964,852
Short-Term Investments	-	7,013,153	-	7,013,153
Securities Lending Collateral	-	21,836,297	-	21,836,297
Total	$12,844,656	$650,969,646	$-	$663,814,302

Foreign Currency Exchange Contracts	$-	$(734,400)	$-	$(734,400)

As a result of utilizing international fair value pricing at July 29, 2011, the majority of the portfolio was categorized as Level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/10	$26,954
Sales	(26,382)
Net change in unrealized
appreciation/depreciation	(572)
Balance as of 7/31/11	$-

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/11	$(25,590)

During the period ended July 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected is as of the date of this report, but may not be indicative of the type and volume of derivative activity for the period ended July, 31, 2011.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2011, the value of the securities on loan was $16,226,958, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2011, the value of invested collateral was $21,836,297. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2011, that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust - The Large-Cap Growth Equity Portfolio

July 31, 2011

Number of Shares	Value
Common Stock – 97.69%✧		
Consumer Discretionary – 18.30%		
†Apollo Group Class A	140,600	$7,146,698
*†Ctrip.com International ADR	106,200	4,895,820
Lowe's	192,500	4,154,150
NIKE Class B	57,700	5,201,655
†priceline.com	16,200	8,709,930
Staples	230,000	3,693,800
		33,802,053
Consumer Staples – 3.08%		
Walgreen	145,900	5,695,936
		5,695,936
Energy – 4.93%		
EOG Resources	89,300	9,108,600
		9,108,600
Financial Services – 18.80%		
Bank of New York Mellon	164,700	4,135,617
CME Group	18,900	5,465,691
†IntercontinentalExchange	55,800	6,880,140
MasterCard Class A	29,300	8,885,225
Visa Class A	109,300	9,349,522
		34,716,195
Healthcare – 11.99%		
*Allergan	102,200	8,309,882
†Medco Health Solutions	71,700	4,508,496
Novo Nordisk ADR	44,100	5,381,082
Perrigo	43,600	3,937,516
		22,136,976
Materials & Processing – 2.75%		
Syngenta ADR	79,700	5,069,717
		5,069,717
Producer Durables – 2.48%		
Expeditors International of Washington	95,800	4,571,576
		4,571,576
Technology – 35.36%		
†Adobe Systems	192,900	5,347,188
†Apple	33,700	13,159,176
†Crown Castle International	187,300	8,128,820
†Google Class A	15,500	9,357,195
†Intuit	129,100	6,028,970
†Polycom	126,000	3,405,780
QUALCOMM	173,600	9,509,808
†Teradata	83,900	4,611,144
*VeriSign	184,100	5,745,761
		65,293,842
Total Common Stock (cost $134,890,518)		180,394,895
	Principal Amount	
≠Short-Term Investments – 2.41%		
Discount Notes - 0.64%		
Federal Home Loan Bank		
0.01% 8/11/11	$371,451	371,449
0.015% 9/1/11	33,195	33,192
0.02% 9/20/11	66,390	66,381
0.04% 11/2/11	66,390	66,369
0.05% 8/6/11	351,666	351,666
Freddie Mac		
0.001% 8/15/11	75,531	75,530
0.05% 11/2/11	219,943	219,875
		1,184,462
Repurchase Agreement – 0.07%		
BNP Paribas 0.14%, dated 7/29/11, to be repurchased on 8/1/11, repurchase price $120,001 (collateralized by U.S. government obligations 3.875% 4/15/29; market value $122,742)	120,000	120,335
		120,335
U.S. Treasury Bills – 1.70%		
0.002% 8/11/11	952,873	952,806
0.037% 8/4/11	2,188,351	2,188,305
		3,141,111
Total Short-Term Investments (cost $4,446,079)		4,445,908

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently by Delaware Pooled® Trust – The Large-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment company securities are valued at net asset value per share. U.S. government and agency securities are valued at the mean between the bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 29, 2011.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$145,294,270
Aggregate unrealized appreciation	$47,564,054
Aggregate unrealized depreciation	(6,269,942)
Net unrealized appreciation	$41,294,112

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $78,350,625 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $16,131,381 expires in 2016, $60,026,291 expires in 2017 and $2,192,953 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$180,394,895	$-	$-	$180,394,895
Short-Term Investments	120,335	4,325,573	-	4,445,908
Securities Lending Collateral	-	1,747,579	-	1,747,579
Total	$180,515,230	$6,073,152	$-	$186,588,382

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/10	$11,605
Sales	(11,359)
Net change in unrealized
appreciation/depreciation	(246)
Balance as of 7/31/11	$-

Net change in unrealized
appreciation/depreciation
from investments
still held as of 7/31/11	$(11,018)

During the period ended July 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2011, the value of the securities on loan was $1,913,047, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2011, the value of invested collateral was $1,747,579. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust - The Large-Cap Value Equity Portfolio

July 31, 2011

Number of Shares	Value
Common Stock – 98.68%		
Consumer Discretionary – 5.93%		
Comcast Class A	8,400	$201,768
Lowe's	8,800	189,904
		391,672
Consumer Staples – 14.82%		
Archer-Daniels-Midland	6,800	206,584
CVS Caremark	5,500	199,925
Kimberly-Clark	3,100	202,616
Kraft Foods Class A	5,800	199,404
Safeway	8,400	169,428
		977,957
Energy – 12.56%		
Chevron	2,000	208,040
ConocoPhillips	2,700	194,373
Marathon Oil	6,500	201,305
Williams	7,100	225,070
		828,788
Financials – 11.94%		
Allstate	6,900	191,268
Bank of New York Mellon	8,200	205,902
Marsh & McLennan	6,700	197,583
Travelers	3,500	192,955
		787,708
Healthcare – 17.59%		
Baxter International	3,300	191,961
Cardinal Health	4,400	192,544
Johnson & Johnson	3,000	194,370
Merck	5,700	194,541
Pfizer	10,311	198,384
Quest Diagnostics	3,500	189,035
		1,160,835
Industrials – 8.50%		
Northrop Grumman	3,100	187,581
Raytheon	4,400	196,812
Waste Management	5,600	176,344
		560,737
Information Technology – 12.24%		
Cisco Systems	13,200	210,804
Intel	9,100	203,203
†Motorola Solutions	4,600	206,494
Xerox	20,100	187,533
		808,034
Materials – 3.04%		
duPont (E.I.) deNemours	3,900	200,538
		200,538
Telecommunications – 5.96%		
AT&T	6,700	196,042
Verizon Communications	5,600	197,624
		393,666
Utilities – 6.10%		
Edison International	5,300	201,771
Progress Energy	4,300	200,982
		402,753
Total Common Stock (cost $6,672,598)		6,512,688
	Principal Amount	
≠Short-Term Investments – 4.07%		
Discount Notes – 1.23%		
Federal Home Loan Bank		
0.01% 8/11/11	$9,356	9,356
0.015% 9/1/11	5,398	5,398
0.02% 9/20/11	10,797	10,795
0.04% 11/2/11	10,797	10,794
Freddie Mac		
0.001% 8/15/11	9,259	9,259
0.05% 11/2/11	35,769	35,757
		81,359
U.S. Treasury Obligations – 2.84%		
U.S. Treasury Bills		
0.002% 8/11/11	182,947	182,934
0.037% 8/4/11	4,490	4,490
		187,424
Total Short-Term Investments (cost $268,816)		268,783

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Pooled® Trust – The Large-Cap Value Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At July 31, 2011, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At July 31, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$7,094,493
Aggregate unrealized appreciation	$53,277
Aggregate unrealized depreciation	(366,299)
Net unrealized depreciation	$(313,022)

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $2,394,906 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,643,696 expires in 2016 and $751,210 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2011:

	Level 1	Level 2	Total
Common Stock	$6,512,688	$-	$6,512,688
Short-Term Investments	-	268,783	268,783
Total	$6,512,688	$268,783	$6,781,471

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended July 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of July 31, 2011.

4. Credit and Market Risk
The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware REIT Fund

July 31, 2011

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - Delaware REIT Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2011, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$256,287,123
Aggregate unrealized appreciation	$28,412,155
Aggregate unrealized depreciation	(13,203,349)
Net unrealized appreciation	$15,208,806

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $50,395,648 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$214,500,820	$-	$-	$214,500,820
Short-Term Investments	-	3,673,944	-	3,673,944
Securities Lending Collateral	-	53,321,165	-	53,321,165
Total	$214,500,820	$56,995,109	$-	$271,495,929

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/10	$31,590
Sales	(30,919)
Net change in unrealized
appreciation/depreciation	(671)
Balance as of 7/31/11	$-

Net change in unrealized
appreciation/depreciation
from investments
still held as of 7/31/11	$(29,992)

During the period ended July 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participates in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2011, the value of securities on loan was $52,987,145, for which the Fund received collateral, comprised of non-cash collateral valued at $139,942 and cash collateral of $53,907,758. At July 31, 2011, the value of invested collateral was $53,321,165. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of July 31, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust- The Real Estate Investment Trust Portfolio II

July 31, 2011

Number of Shares	Value
Common Stock – 97.04%		
Diversified REITs – 6.83%		
Lexington Realty Trust	1,955	$16,422
Vornado Realty Trust	1,805	168,858
Washington Real Estate Investment Trust	1,015	32,500
		217,780
Healthcare REITs – 11.26%		
Cogdell Spencer	865	5,155
HCP	2,810	103,211
Health Care REIT	1,770	93,421
Omega Healthcare Investors	1,070	21,015
Ventas	2,515	136,137
		358,939
Hotel REITs – 4.18%		
Ashford Hospitality Trust	710	7,739
Host Hotels & Resorts	6,958	110,284
LaSalle Hotel Properties	615	15,381
		133,404
Industrial REITs – 5.46%		
DCT Industrial Trust	3,010	16,314
ProLogis	4,425	157,663
		173,977
Mall REITs – 16.54%		
General Growth Properties	4,633	77,881
Macerich	1,903	101,106
Simon Property Group	2,891	348,395
		527,382
Manufactured Housing REIT – 0.73%		
Equity Lifestyle Properties	355	23,132
		23,132
Multifamily REITs – 19.16%		
AvalonBay Communities	642	86,149
BRE Properties	1,185	62,189
Camden Property Trust	880	59,022
Colonial Properties Trust	1,685	36,312
Education Realty Trust	2,320	20,370
Equity Residential	2,760	170,622
Essex Property Trust	459	64,425
Home Properties	880	57,658
UDR	2,046	53,830
		610,577
Office REITs – 11.31%		
Alexandria Real Estate Equities	505	41,410
Boston Properties	1,460	156,745
Brandywine Realty Trust	2,040	24,460
Kilroy Realty	1,185	45,717
SL Green Realty	1,125	92,273
		360,605
Office/Industrial REITs – 6.32%		
Digital Realty Trust	1,170	71,616
Duke Realty	1,125	15,795
DuPont Fabros Technology	1,160	29,568
Liberty Property Trust	1,670	56,713
PS Business Parks	490	27,837
		201,529
Real Estate Operating Company – 0.40%		
Marriott International Class A	390	12,675
		12,675
Self-Storage REITs – 5.72%		
Extra Space Storage	1,290	27,425
Public Storage	1,295	154,921
		182,346
Shopping Center REITs – 7.93%		
Acadia Realty Trust	1,260	26,447
Developers Diversified Realty	1,535	22,426
Federal Realty Investment Trust	593	51,793
Kimco Realty	4,310	82,019
Regency Centers	640	28,749
Tanger Factory Outlet Centers	410	11,255
Weingarten Realty Investors	1,165	29,964
		252,653
Single Tenant REIT – 0.42%		
National Retail Properties	530	13,298
		13,298
Specialty REITs – 0.78%

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Real Estate Investment Trust Portfolio II (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S government and agency securities are valued at the mean between the bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 29, 2011.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$3,018,977
Aggregate unrealized appreciation	$400,366
Aggregate unrealized depreciation	(233,865)
Net unrealized appreciation	$166,501

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $2,792,517 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $1,246,201 expires in 2016, $1,521,902 expires in 2017 and $24,414 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2011:

	Level 1	Level 2	Total
Common Stock	$3,093,090	$-	$3,093,090
Short-Term Investments	5,864	86,524	92,388
Total	$3,098,954	$86,524	$3,185,478

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended July 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of July 31, 2011.

4. Credit and Market Risk
The Portfolio concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Select 20 Portfolio

July 31, 2011

Number of Shares	Value
Common Stock – 88.07%✧		
Consumer Discretionary – 16.29%		
†Apollo Group Class A	27,450	$1,395,284
Lowe's	52,500	1,132,950
†priceline.com	3,740	2,010,811
Strayer Education	9,400	1,143,510
		5,682,555
Energy – 3.66%		
EOG Resources	12,500	1,275,000
		1,275,000
Financial Services – 17.49%		
Bank of New York Mellon	33,800	848,718
†IntercontinentalExchange	14,800	1,824,840
MasterCard Class A	7,325	2,221,306
Visa Class A	14,100	1,206,114
		6,100,978
Healthcare – 10.12%		
Allergan	27,900	2,268,549
Perrigo	13,950	1,259,825
		3,528,374
Materials & Processing – 3.88%		
Syngenta ADR	21,300	1,354,893
		1,354,893
Technology – 32.68%		
†Apple	9,150	3,572,891
†Crown Castle International	40,950	1,777,230
†Google Class A	2,700	1,629,963
†Polycom	45,900	1,240,677
QUALCOMM	36,500	1,999,470
VeriSign	37,800	1,179,738
		11,399,969
Utilities – 3.95%		
†j2 Global Communications	51,500	1,377,110
		1,377,110
Total Common Stock (cost $26,917,265)		30,718,879
	Principal Amount	
≠Short-Term Investments – 12.20%		
Discount Notes – 6.15%		
Federal Home Loan Bank		
0.006% 8/3/11	$156,522	156,522
0.01% 8/11/11	235,622	235,620
0.015% 9/1/11	11,745	11,744
0.02% 9/20/11	23,489	23,486
0.04% 11/2/11	23,489	23,482
Freddie Mac		
0.001% 8/15/11	1,616,371	1,616,352
0.05% 11/2/11	77,817	77,793
		2,144,999
U.S. Treasury Obligations – 6.05%		
U.S. Treasury Bills		
0.002% 8/11/11	284,808	284,788
0.037% 8/4/11	1,824,989	1,824,950
		2,109,738
Total Short-Term Investments (cost $4,254,837)		4,254,737
Total Value of Securities – 100.27% (cost $31,172,102)		34,973,616
Liabilities Net of Receivables and Other Assets – (0.27%)		(93,513)
Net Assets Applicable to 4,953,189 Shares Outstanding – 100.00%		$34,880,103

✧Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
≠The rate shown is the effective yield at time of purchase.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Select 20 Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2007 – October 31, 2010), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At July 31, 2011, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At July 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2011, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$31,343,217
Aggregate unrealized appreciation	$4,152,936
Aggregate unrealized depreciation	(522,537)
Net unrealized appreciation	$3,630,399

For federal income tax purposes, at October 31, 2010, capital loss carryforwards of $3,410,171 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $596,717 expires in 2011, $76,954 expires in 2014, $106,744 expires in 2016 and $2,629,756 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of July 31, 2011:

	Level 1	Level 2	Total
Common Stock	$30,718,879	$-	$30,718,879
Short-Term Investments	-	4,254,737	4,254,737
Total	$30,718,879	$4,254,737	$34,973,616

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended July 31, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of July 31, 2011.

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2011, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to July 31, 2011 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: